United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Six months ended 04/30/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	28.9%
Information Technology	25.0%
Consumer Discretionary	11.3%
Financials	9.4%
Industrials	7.3%
Materials	5.7%
Consumer Staples	2.4%
Energy	0.8%
Telecommunication Services	0.4%
Securities Lending Collateral[2]	20.9%
Cash Equivalents[3]	9.2%
Other Assets and Liabilities—Net[4]	(21.3)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—91.0%
		Consumer Discretionary—11.3%
91,425	[1]	Amazon.com, Inc.	$60,303,016
1,172,839	[2]	Clubcorp Holdings, Inc.	15,657,401
210,000	[2]	Cracker Barrel Old Country Store, Inc.	30,746,100
1,100,000	[1,2]	Dave & Buster's Entertainment, Inc.	42,570,000
1,000,000	[2]	Hanesbrands, Inc.	29,030,000
1,865,000		Hilton Worldwide Holdings, Inc.	41,123,250
650,000	[2]	Las Vegas Sands Corp.	29,347,500
239,224	[2]	Metaldyne Performance Group, Inc.	3,810,838
245,633	[1]	Mohawk Industries, Inc.	47,316,285
446,000		Moncler SpA	7,248,984
27,091,412		NagaCorp Limited	19,413,407
980,000	[1]	One Group Hospitality, Inc./The	2,386,300
15,240,000		Samsonite International SA	48,968,684
100,000		Six Flags Entertainment Corp.	6,005,000
1,400,000		Starbucks Corp.	78,722,000
200,000	[2]	Tractor Supply Co.	18,932,000
290,000	[2]	Whirlpool Corp.	50,500,600
1,040,900	[1]	Yoox Net-A-Porter Group	30,504,803
		TOTAL	562,586,168
		Consumer Staples—2.4%
650,000	[1,2]	Blue Buffalo Pet Products, Inc.	16,094,000
196,154		CVS Health Corp.	19,713,477
330,000	[1,2]	Hain Celestial Group, Inc.	13,813,800
350,000	[2]	Smucker (J.M.) Co.	44,443,000
1,000,000	[1,2]	Sprouts Farmers Market, Inc.	28,070,000
		TOTAL	122,134,277
		Energy—0.8%
1,525,000		US Silica Holdings, Inc.	38,963,750
		Financials—9.4%
1,735,000		American International Group, Inc.	96,847,700
255,000		BlackRock, Inc.	90,864,150
1,450,000	[1]	CBRE Group, Inc.	42,963,500
2,750,000		Chimera Investment Corp.	39,050,000
540,000		Crown Castle International Corp.	46,915,200
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
100,000	[2]	EPR Properties	$6,588,000
3,100,000	[2]	EverBank Financial Corp.	46,748,000
1	[1,3,4]	FA Private Equity Fund IV LP	489,961
330,000		Housing Development Finance Corp. Ltd.	5,405,755
1	[1,3,4]	Infrastructure Fund	0
100,000	[2]	Lamar Advertising Co.	6,204,000
256,026	[1]	MGM Growth Properties LLC	5,650,494
1	[1,3,4]	Peachtree Leadscope LLC	0
650,000	[2]	Ryman Hospitality Properties	33,494,500
1,000,000		Wells Fargo & Co.	49,980,000
		TOTAL	471,201,260
		Health Care—28.7%
500,000	[1,2]	Acadia Healthcare Co., Inc.	31,595,000
418,600	[1,2]	Acadia Pharmaceuticals, Inc.	13,520,780
205,000	[1,2]	Adeptus Health, Inc.	13,964,600
211,295	[1,2]	Advanced Accelerator Applications SA, ADR	7,291,791
1,925,000	[1,2]	Alkermes, Inc.	76,518,750
300,000	[1]	Allergan PLC	64,968,000
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	13,530,000
1	[3,4]	Apollo Investment Fund V	329,079
1,265,000	[1,5]	arGEN-x	16,869,797
1,900,000	[1,2]	BioDelivery Sciences International, Inc.	6,422,000
6,978,566	[1,3,4]	BioNano Genomics, Inc.	0
170,000	[1,2]	Cerner Corp.	9,543,800
12,439,968	[1,5]	Corcept Therapeutics, Inc.	59,338,647
1	[3,4]	Denovo Ventures I LP	82,218
1,440,000	[1,2]	Dexcom, Inc.	92,707,200
126,065	[1]	Dexcom, Inc.	8,116,065
320,000	[1,2]	Diplomat Pharmacy, Inc.	9,692,800
8,829,511	[1,2,4,5]	Dyax Corp. - CVR	9,800,757
2,000,000	[1,5]	Dynavax Technologies Corp.	32,820,000
1,540,000	[1,2,5]	Egalet Corp.	10,502,800
435,000	[1,2]	GW Pharmaceuticals PLC, ADR	35,243,700
1,361,500	[1,5]	Galapagos NV	62,271,548
956,807	[1,2,5]	Galapagos NV, ADR	43,352,925
548,100	[1]	Genmab A/S	81,267,858
490,000		Gilead Sciences, Inc.	43,222,900
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3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
900,000	[1,2]	Glaukos Corp.	$16,956,000
659,774	[1,2]	HealthEquity, Inc.	16,593,316
500,000	[1,2]	IDEXX Laboratories, Inc.	42,175,000
87,874	[1,2]	Insulet Corp.	2,926,204
2,000,000	[1,2,5]	Intersect ENT, Inc.	40,100,000
1	[3,4]	Latin Healthcare Fund	448,229
500,000	[1]	MacroGenics, Inc.	10,280,000
436,000	[2]	Medtronic PLC	34,509,400
2,120,000	[1,5]	Minerva Neurosciences, Inc.	13,631,600
2,120,000	[1,3,5]	Minerva Neurosciences, Inc.	13,631,600
1,751,135	[1,2]	Nektar Therapeutics	27,457,797
800,000	[1]	Neovasc, Inc.	2,568,000
235,000	[1,2]	Nevro Corp.	15,803,750
1,291,427	[1,2,5]	Ocular Therapeutix, Inc.	15,858,724
3,000,000	[1,2,5]	Otonomy, Inc.	42,780,000
409,890	[1,5]	Otonomy, Inc.	5,845,031
325,000	[1,2]	Penumbra, Inc.	17,712,500
392,000	[1]	Poxel SA	7,002,644
1,030,001	[1,5]	Premier, Inc.	34,824,334
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	60,011,496
750,000	[1,2]	Repligen Corp.	19,980,000
238,900	[1,2]	SAGE Therapeutics, Inc.	9,004,141
750,000	[1,5]	SCYNEXIS, Inc.	2,985,000
966,672	[1,2]	Seres Therapeutics, Inc.	28,536,157
959,018	[1,4,5]	Soteira, Inc.	0
965,670	[1,2]	Spark Therapeutics, Inc.	34,657,896
1,200,000	[1,5]	SteadyMed Ltd.	4,440,000
117,816	[1,3,5]	SteadyMed Ltd.	435,919
300,000	[1,2]	Tesaro, Inc.	12,432,000
370,800	[1,2]	Ultragenyx Pharmaceutical, Inc.	25,073,496
3,500,000	[1,2]	Veeva Systems, Inc.	96,285,000
700,000	[1,2]	Versartis, Inc.	6,342,000
1,850,825	[1,2,5]	Zogenix, Inc.	18,970,956
		TOTAL	1,423,231,205
		Industrials—7.3%
137,800	[2]	Acuity Brands, Inc.	33,608,042
1,500,000	[2]	Air Lease Corp.	45,720,000
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
424,500	[1,2]	Caesar Stone SDOT Yam Ltd.	$15,719,235
300,000		Danaher Corp.	29,025,000
300,000		Equifax, Inc.	36,075,000
500,000	[2]	Expeditors International Washington, Inc.	24,805,000
800,000	[2]	KAR Auction Services, Inc.	30,080,000
378,000		Ryder System, Inc.	26,051,760
378,200		Safran SA	26,072,842
336,410	[1,2]	Spirit Airlines, Inc.	14,778,491
567,300		Union Pacific Corp.	49,485,579
400,000	[1,2]	Verisk Analytics, Inc.	31,032,000
		TOTAL	362,452,949
		Information Technology—25.0%
130,000	[1]	Adobe Systems, Inc.	12,248,600
675,000	[1]	Alibaba Group Holding Ltd., ADR	51,934,500
1,235,000		Amadeus IT Holding SA	56,315,380
500,000		Broadcom Ltd.	72,875,000
1,000,000	[1,2]	BroadSoft, Inc.	39,165,000
878,400	[1]	ChannelAdvisor Corp.	10,944,864
346,300	[1,2]	Check Point Software Technologies Ltd.	28,697,881
337,000	[1,2]	CoStar Group, Inc.	66,493,470
625,000	[1,2]	Demandware, Inc.	28,800,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
800,000	[1,2]	Fitbit, Inc.	14,600,000
960,000	[1,2]	Fleetmatics Group PLC	34,800,000
500,000	[1,2]	GoDaddy, Inc.	15,185,000
1,539,700	[1]	Microsemi Corp.	52,026,463
1,263,229	[1,2]	Mobileye NV	48,192,186
1,200,000	[1]	NIC, Inc.	21,252,000
961,500	[1]	NXP Semiconductors NV	81,996,720
640,000	[1,2]	NetSuite, Inc.	51,865,600
1	[1,3,4]	Peachtree Open Networks	0
500,000	[1,2]	Q2 Holdings, Inc.	11,955,000
429,059	[1,2]	Qorvo, Inc.	19,320,527
1,423,600	[1,2]	RADWARE Ltd.	15,374,880
500,000	[1]	Salesforce.com, Inc.	37,900,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,400,000	[1,2]	ServiceNow, Inc.	100,072,000
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
453,000	[1,2]	Splunk, Inc.	$23,546,940
3,230,000	[1,2,5]	Textura Corp.	85,239,700
800,000	[1,2]	Tyler Technologies, Inc.	117,128,000
1,100,000	[1]	Vantiv, Inc.	59,994,000
1,000,000	[1,2]	Workday, Inc.	74,980,000
695,000	[1,2]	Zillow Group, Inc.	16,707,800
		TOTAL	1,249,611,511
		Materials—5.7%
582,100	[2]	Eagle Materials, Inc.	43,145,252
820,000		Huntsman Corp.	12,906,800
503,700		Martin Marietta Materials	85,241,151
358,900		Sherwin-Williams Co.	103,115,559
352,500	[2]	Vulcan Materials Co.	37,939,575
		TOTAL	282,348,337
		Telecommunication Services—0.4%
838,700	[1]	Zayo Group Holdings, Inc.	21,772,652
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,481,745,590)	4,534,302,109
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[3]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,177,432
		PREFERRED STOCKS—0.0%
		Health Care—0.0%
185,997	[1,3]	aTyr Pharma, Inc., Pfd., Series E	662,149
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,015,000)	662,149
		WARRANTS—0.1%
		Health Care—0.1%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	0
7,425,000	[1,5]	Zogenix, Inc., 7/27/2017	2,280,960
		TOTAL WARRANTS (IDENTIFIED COST $47,862)	2,280,960
		INVESTMENT COMPANIES—30.1%
1,042,180,727	[5,7]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[6]	1,042,180,727
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		INVESTMENT COMPANIES—continued
462,087,400	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[6]	$462,087,400
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,504,268,127)	1,504,268,127
		TOTAL INVESTMENTS—121.3% (IDENTIFIED COST $4,997,676,579)[8]	6,044,690,777
		OTHER ASSETS AND LIABILITIES - NET—(21.3)%[9]	(1,062,440,390)
		TOTAL NET ASSETS—100%	$4,982,250,387
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $19,256,587, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
6	7-day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
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The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,718,887,426	$—	$11,150,244	$3,730,037,670
International	442,922,737	361,341,702	—	804,264,439
Preferred Stocks
Domestic	662,149[1]	—	—	662,149
Debt Securities:
Corporate Bond	—	3,177,432		3,177,432
Warrants	—	2,280,960	—	2,280,960
Investment Companies	1,504,268,127	—	—	1,504,268,127
TOTAL SECURITIES	$5,666,740,439	$366,800,094	$11,150,244	$6,044,690,777
1	Includes $2,244,752 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.02	$6.60	$6.59	$5.28	$4.92	$5.27
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.08)[1]	(0.09)[1]	(0.05)[1]	(0.05)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.20)	0.46	0.98	1.78	0.50	(0.27)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.38	0.89	1.73	0.45	(0.32)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.03)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.03)
Net Asset Value, End of Period	$4.94	$6.02	$6.60	$6.59	$5.28	$4.92
Total Return[3]	(4.61)%	6.29%	14.54%	35.63%	9.45%	(6.07)%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	—	1.95%[5]	1.95%[5]
Net investment income (loss)	(0.95)%[4]	(1.22)%	(1.27)%	(0.82)%	(0.97)%	(0.99)%
Expense waiver/reimbursement[6]	0.06%[4]	0.05%	0.15%	0.25%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,387,571	$1,582,916	$1,550,663	$1,508,534	$1,898,465	$1,999,940
Portfolio turnover	22%	51%	52%	63%	61%	64%
Semi-Annual Shareholder Report
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1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$5.36	$6.00	$6.10	$4.94	$4.64	$4.96
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.10)[1]	(0.11)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.17)	0.42	0.89	1.65	0.46	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.32	0.78	1.58	0.39	(0.32)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.00)[2]
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]
Net Asset Value, End of Period	$4.30	$5.36	$6.00	$6.10	$4.94	$4.64
Total Return[3]	(4.86)%	5.83%	13.83%	34.99%	8.72%	(6.40)%
Ratios to Average Net Assets:
Net expenses	2.49%[4,5]	2.48%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	—	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.48)%[4]	(1.74)%	(1.81)%	(1.35)%	(1.52)%	(1.53)%
Expense waiver/reimbursement[6]	0.03%[4]	0.03%	0.11%	0.20%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,185	$99,777	$123,679	$159,846	$184,726	$301,469
Portfolio turnover	22%	51%	52%	63%	61%	64%
Semi-Annual Shareholder Report
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1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.49%, 2.48%, 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$5.36	$6.00	$6.10	$4.94	$4.64	$4.97
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.10)[1]	(0.11)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.17)	0.42	0.89	1.65	0.46	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.32	0.78	1.58	0.39	(0.32)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.01)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.01)
Net Asset Value, End of Period	$4.30	$5.36	$6.00	$6.10	$4.94	$4.64
Total Return[3]	(4.82)%	5.86%	13.83%	34.99%	8.72%	(6.53)%
Ratios to Average Net Assets:
Net expenses	2.49%[4,5]	2.48%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	—	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.48)%[4]	(1.75)%	(1.81)%	(1.39)%	(1.52)%	(1.53)%
Expense waiver/reimbursement[6]	0.03%[4]	0.03%	0.11%	0.20%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$362,149	$418,926	$427,755	$431,327	$392,886	$494,457
Portfolio turnover	22%	51%	52%	63%	61%	64%
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1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.49%, 2.48%, 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $962,847,221 of securities loaned, $1,504,268,127 of investment in affiliated holdings and $575,991,794 of investment in affiliated companies (Note 5) (identified cost $4,997,676,579)		$6,044,690,777
Cash denominated in foreign currencies (identified cost $10,626)		11,143
Income receivable		1,218,193
Receivable for investments sold		19,271,054
Receivable for shares sold		1,352,496
TOTAL ASSETS		6,066,543,663
Liabilities:
Payable for investments purchased	$30,382,810
Payable for shares redeemed	5,844,863
Bank overdraft	839,250
Payable for collateral due to broker for securities lending	1,042,180,727
Payable to adviser (Note 5)	349,807
Payable for distribution services fee (Note 5)	1,103,664
Payable for other service fees (Notes 2 and 5)	2,392,400
Accrued expenses (Note 5)	1,199,755
TOTAL LIABILITIES		1,084,293,276
Net assets for 1,020,126,098 shares outstanding		$4,982,250,387
Net Assets Consist of:
Paid-in capital		$3,655,138,535
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,047,014,761
Accumulated net realized gain on investments and foreign currency transactions		378,421,224
Distributions in excess of net investment income		(98,324,133)
TOTAL NET ASSETS		$4,982,250,387
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,387,571,014 ÷ 280,687,766 shares outstanding), no par value, unlimited shares authorized	$4.94
Offering price per share (100/94.50 of $4.94)	$5.23
Redemption proceeds per share	$4.94
Class B Shares:
Net asset value per share ($81,184,856 ÷ 18,865,346 shares outstanding), no par value, unlimited shares authorized	$4.30
Offering price per share	$4.30
Redemption proceeds per share (94.50/100 of $4.30)	$4.06
Class C Shares:
Net asset value per share ($362,148,922 ÷ 84,240,267 shares outstanding), no par value, unlimited shares authorized	$4.30
Offering price per share	$4.30
Redemption proceeds per share (99.00/100 of $4.30)	$4.26
Class R Shares:
Net asset value per share ($3,151,345,595 ÷ 636,332,719 shares outstanding), no par value, unlimited shares authorized	$4.95
Offering price per share	$4.95
Redemption proceeds per share	$4.95
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $2,763,282 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $43,156)			$18,649,442
Interest (including income on securities loaned of $6,701,163)			6,804,095
TOTAL INCOME			25,453,537
Expenses:
Investment adviser fee (Note 5)		$32,829,076
Administrative fee (Note 5)		1,974,795
Custodian fees		197,036
Transfer agent fee (Note 2)		2,817,439
Directors'/Trustees' fees (Note 5)		20,945
Auditing fees		20,537
Legal fees		5,675
Portfolio accounting fees		102,263
Distribution services fee (Note 5)		11,424,549
Other service fees (Notes 2 and 5)		6,289,858
Share registration costs		73,101
Printing and postage		127,121
Miscellaneous (Note 5)		17,610
TOTAL EXPENSES		55,900,005
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(706,095)
Waiver of other operating expenses (Note 5)	(4,587,527)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(16,064)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,309,686)
Net expenses			50,590,319
Net investment income (loss)			(25,136,782)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $334,831,066 on sales of investments in an affiliated company (Note 5))			401,825,889
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(630,318,095)
Net realized and unrealized loss on investments and foreign currency transactions			(228,492,206)
Change in net assets resulting from operations			$(253,628,988)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,136,782)	$(74,032,930)
Net realized gain on investments and foreign currency transactions	401,825,889	795,735,526
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(630,318,095)	(370,097,703)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(253,628,988)	351,604,893
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(223,507,535)	(223,114,494)
Class B Shares	(15,779,610)	(18,974,403)
Class C Shares	(66,305,492)	(67,412,650)
Class R Shares	(490,677,536)	(503,565,538)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(796,270,173)	(813,067,085)
Share Transactions:
Proceeds from sale of shares	175,717,838	379,428,833
Net asset value of shares issued to shareholders in payment of distributions declared	742,894,469	757,424,298
Cost of shares redeemed	(440,263,951)	(721,145,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	478,348,356	415,707,687
Change in net assets	(571,550,805)	(45,754,505)
Net Assets:
Beginning of period	5,553,801,192	5,599,555,697
End of period (including distributions in excess of net investment income of $(98,324,133) and $(73,187,351), respectively)	$4,982,250,387	$5,553,801,192
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may
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bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursement and reduction of $5,309,686 is disclosed in various locations in Note 5 and Note 6. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$848,503
Class B Shares	51,539
Class C Shares	223,661
Class R Shares	1,693,736
TOTAL	$2,817,439
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,061 of other service fees for the six months ended April 30, 2016. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,772,569
Class B Shares	108,095
Class C Shares	468,817
Class R Shares	3,940,377
TOTAL	$6,289,858
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2016, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,256 and $144, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$65,440
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$962,847,221	$1,042,180,727
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$329,079
aTyr Pharma, Inc., Pfd., Series E	3/31/2015	$2,014,999	$662,149
BioNano Genomics, Inc.	11/12/2014	$9,800,000	$0
Denovo Ventures I LP	3/9/2000	$2,210,578	$82,218
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$71,148	$489,961
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$448,229
Minerva Neurosciences, Inc.	3/13/2015	$10,197,200	$13,631,600
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/2013	$4,600,000	$3,177,432
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	1/26/2015	$1,000,000	$435,919
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,988,641	$97,298,533	38,018,099	$237,109,705
Shares issued to shareholders in payment of distributions declared	39,186,697	207,689,494	35,592,545	207,148,613
Shares redeemed	(40,443,743)	(203,608,914)	(45,711,838)	(285,100,238)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,731,595	$101,379,113	27,898,806	$159,158,080

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,086	$5,903,267	2,230,689	$12,510,599
Shares issued to shareholders in payment of distributions declared	3,296,319	15,261,958	3,499,669	18,233,272
Shares redeemed	(4,385,354)	(19,269,766)	(7,717,708)	(43,126,207)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	254,051	$1,895,459	(1,987,350)	$(12,382,336)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,396,567	$28,507,009	9,311,606	$51,326,976
Shares issued to shareholders in payment of distributions declared	12,085,226	55,833,745	10,764,151	55,973,588
Shares redeemed	(12,443,075)	(54,822,016)	(13,148,648)	(73,097,107)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,038,718	$29,518,738	6,927,109	$34,203,457

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	8,499,458	$44,009,029	12,561,731	$78,481,553
Shares issued to shareholders in payment of distributions declared	87,402,876	464,109,272	81,658,916	476,068,825
Shares redeemed	(32,166,926)	(162,563,255)	(51,098,433)	(319,821,892)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	63,735,408	$345,555,046	43,122,214	$234,728,486
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	87,759,772	$478,348,356	75,960,779	$415,707,687
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Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2016 and the year ended October 31, 2015, redemption fees of $242,868 and $496,244, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $4,997,676,579. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,047,014,198. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,265,878,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $218,864,362.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2015, for federal income tax purposes, a late year ordinary loss of $63,648,208 was deferred to November 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Adviser voluntarily waived $8,304 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2016, the Sub-Adviser earned a fee of $26,919,842.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,778,930	$(256,383)
Class B Shares	324,284	—
Class C Shares	1,406,450	—
Class R Shares	7,914,885	(4,331,144)
TOTAL	$11,424,549	$(4,587,527)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $5,008,632 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $67,869 in sales charges from the sale of Class A Shares. FSC also retained $1,049 of CDSC relating to redemptions of Class A Shares, $72,296 relating to redemptions of Class B Shares and $9,771 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $2,859,998 of other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2016, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,299,969 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $700,031.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $1,238,368.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend/ Interest Income
arGEN-x	—	1,265,000	—	1,265,000	$16,869,797	$—
*BioDelivery Sciences International, Inc.	2,425,000	—	(525,000)	1,900,000	6,422,000	—
**Catalyst Pharmaceutical Partners, Inc.	3,000,000	500,000	(3,500,000)	—	—	—
*ChannelAdvisor Corp.	1,200,000	—	(321,600)	878,400	10,944,864	—
Corcept Therapeutics, Inc.	12,439,968	—	—	12,439,968	59,338,647	—
**Dyax Corp.	9,000,000	—	(9,000,000)	—	—	—
Dyax Corp. - CVR	—	8,829,511	—	8,829,511	9,800,757	—
Dynavax Technologies Corp.	1,816,759	183,241	—	2,000,000	32,820,000	—
Egalet Corp.	1,540,000	—	—	1,540,000	10,502,800	—
**ExamWorks Group, Inc.	2,100,000	444,296	(2,544,296)	—	—	—
Galapagos NV	1,240,000	121,500	—	1,361,500	62,271,548	—
Galapagos NV, ADR	956,807	—	—	956,807	43,352,925	—
Intersect ENT, Inc.	948,832	1,051,168	—	2,000,000	40,100,000	—
Minerva Neurosciences, Inc.	2,120,000	—	—	2,120,000	13,631,600	—
Minerva Neurosciences, Inc.	—	2,120,000	—	2,120,000	13,631,600	—
**Minerva Neurosciences, Inc., 3/18/2017	2,120,000	—	(2,120,000)	—	—	—
Ocular Therapeutix, Inc.	1,291,427	—	—	1,291,427	15,858,724	—
Otonomy, Inc.	902,467	2,097,533	—	3,000,000	42,780,000	—
Otonomy, Inc.	409,890	—	—	409,890	5,845,031	—
Premier, Inc.	1,391,627	—	(361,626)	1,030,001	34,824,334	—
Progenics Pharmaceuticals, Inc.	11,301,600	—	—	11,301,600	60,011,496	—
SCYNEXIS, Inc.	750,000	—	—	750,000	2,985,000	—
Soteira, Inc.	959,018	—	—	959,018	0	—
SteadyMed Ltd.	1,200,000	—	—	1,200,000	4,440,000	—
SteadyMed Ltd.	117,816	—	—	117,816	435,919	—
Textura Corp.	2,700,000	530,000	—	3,230,000	85,239,700	—
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Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend/ Interest Income
**Threshold Pharmaceuticals, Inc., Class THL	3,461,045	—	(3,461,045)	—	$—	$—
Zogenix, Inc.	1,738,998	111,827	—	1,850,825	18,970,956	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	2,280,960	—
**Zynerba Pharmaceuticals, Inc.	254,900	—	(254,900)	—	—	—
TOTAL OF AFFILIATED COMPANIES	74,811,154	17,254,076	(22,088,467)	69,976,763	$593,358,658	$—
*	At April 30, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At April 30, 2016, the security is no longer held in the Fund's portfolio of investments.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $697,791. Transactions involving the affiliated holdings during the six months ended April 30, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	1,211,126,225	652,093,317	1,863,219,542
Purchases/Additions	2,479,550,327	717,878,782	3,197,429,109
Sales/Reductions	(2,648,495,825)	(907,884,699)	(3,556,380,524)
Balance of Shares Held 4/30/2016	1,042,180,727	462,087,400	1,504,268,127
Value	1,042,180,727	$462,087,400	$1,504,268,127
Dividend Income	$1,774,140	$989,142	$2,763,282
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $16,064 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$1,187,338,238
Sales	$981,711,502
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2016, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	75.0%
Netherlands	3.0%
Belgium	2.1%
Denmark	1.6%
Singapore	1.5%
Israel	1.3%
Spain	1.1%
China	1.0%
Luxembourg	1.0%
France	0.8%
Italy	0.8%
Ireland	0.7%
United Kingdom	0.7%
Cayman Islands	0.4%
Canada	0.1%
India	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$953.90	$9.47
Class B Shares	$1,000	$951.40	$12.08
Class C Shares	$1,000	$951.80	$12.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$9.77
Class B Shares	$1,000	$1,012.48	$12.46
Class C Shares	$1,000	$1,012.48	$12.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.49%
Class C Shares	2.49%
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Evaluation and Approval of Advisory Contract–May 2015
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
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might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that while this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund, he did note that the same group that manages the Federated Kaufmann Small Cap Fund did manage a similarly managed sub-advised fund for a lesser fee. However, the Senior Officer noted that the relationship with this similarly managed sub-advised fund was terminated during the fourth quarter of 2014.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one- and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds.
The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction. Formerly, the contractual subadvisory fee was 1.175% of average daily net assets (ADNA) for the Fund. The new subadvisory fee will be 1.066%. This subadvisory fee represents 82% of the current gross advisory fee of 1.30%.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of
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advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the subadvisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
42

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
26667 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
R	KAUFX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	28.9%
Information Technology	25.0%
Consumer Discretionary	11.3%
Financials	9.4%
Industrials	7.3%
Materials	5.7%
Consumer Staples	2.4%
Energy	0.8%
Telecommunication Services	0.4%
Securities Lending Collateral[2]	20.9%
Cash Equivalents[3]	9.2%
Other Assets and Liabilities—Net[4]	(21.3)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—91.0%
		Consumer Discretionary—11.3%
91,425	[1]	Amazon.com, Inc.	$60,303,016
1,172,839	[2]	Clubcorp Holdings, Inc.	15,657,401
210,000	[2]	Cracker Barrel Old Country Store, Inc.	30,746,100
1,100,000	[1,2]	Dave & Buster's Entertainment, Inc.	42,570,000
1,000,000	[2]	Hanesbrands, Inc.	29,030,000
1,865,000		Hilton Worldwide Holdings, Inc.	41,123,250
650,000	[2]	Las Vegas Sands Corp.	29,347,500
239,224	[2]	Metaldyne Performance Group, Inc.	3,810,838
245,633	[1]	Mohawk Industries, Inc.	47,316,285
446,000		Moncler SpA	7,248,984
27,091,412		NagaCorp Limited	19,413,407
980,000	[1]	One Group Hospitality, Inc./The	2,386,300
15,240,000		Samsonite International SA	48,968,684
100,000		Six Flags Entertainment Corp.	6,005,000
1,400,000		Starbucks Corp.	78,722,000
200,000	[2]	Tractor Supply Co.	18,932,000
290,000	[2]	Whirlpool Corp.	50,500,600
1,040,900	[1]	Yoox Net-A-Porter Group	30,504,803
		TOTAL	562,586,168
		Consumer Staples—2.4%
650,000	[1,2]	Blue Buffalo Pet Products, Inc.	16,094,000
196,154		CVS Health Corp.	19,713,477
330,000	[1,2]	Hain Celestial Group, Inc.	13,813,800
350,000	[2]	Smucker (J.M.) Co.	44,443,000
1,000,000	[1,2]	Sprouts Farmers Market, Inc.	28,070,000
		TOTAL	122,134,277
		Energy—0.8%
1,525,000		US Silica Holdings, Inc.	38,963,750
		Financials—9.4%
1,735,000		American International Group, Inc.	96,847,700
255,000		BlackRock, Inc.	90,864,150
1,450,000	[1]	CBRE Group, Inc.	42,963,500
2,750,000		Chimera Investment Corp.	39,050,000
540,000		Crown Castle International Corp.	46,915,200
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
100,000	[2]	EPR Properties	$6,588,000
3,100,000	[2]	EverBank Financial Corp.	46,748,000
1	[1,3,4]	FA Private Equity Fund IV LP	489,961
330,000		Housing Development Finance Corp. Ltd.	5,405,755
1	[1,3,4]	Infrastructure Fund	0
100,000	[2]	Lamar Advertising Co.	6,204,000
256,026	[1]	MGM Growth Properties LLC	5,650,494
1	[1,3,4]	Peachtree Leadscope LLC	0
650,000	[2]	Ryman Hospitality Properties	33,494,500
1,000,000		Wells Fargo & Co.	49,980,000
		TOTAL	471,201,260
		Health Care—28.7%
500,000	[1,2]	Acadia Healthcare Co., Inc.	31,595,000
418,600	[1,2]	Acadia Pharmaceuticals, Inc.	13,520,780
205,000	[1,2]	Adeptus Health, Inc.	13,964,600
211,295	[1,2]	Advanced Accelerator Applications SA, ADR	7,291,791
1,925,000	[1,2]	Alkermes, Inc.	76,518,750
300,000	[1]	Allergan PLC	64,968,000
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	13,530,000
1	[3,4]	Apollo Investment Fund V	329,079
1,265,000	[1,5]	arGEN-x	16,869,797
1,900,000	[1,2]	BioDelivery Sciences International, Inc.	6,422,000
6,978,566	[1,3,4]	BioNano Genomics, Inc.	0
170,000	[1,2]	Cerner Corp.	9,543,800
12,439,968	[1,5]	Corcept Therapeutics, Inc.	59,338,647
1	[3,4]	Denovo Ventures I LP	82,218
1,440,000	[1,2]	Dexcom, Inc.	92,707,200
126,065	[1]	Dexcom, Inc.	8,116,065
320,000	[1,2]	Diplomat Pharmacy, Inc.	9,692,800
8,829,511	[1,2,4,5]	Dyax Corp. - CVR	9,800,757
2,000,000	[1,5]	Dynavax Technologies Corp.	32,820,000
1,540,000	[1,2,5]	Egalet Corp.	10,502,800
435,000	[1,2]	GW Pharmaceuticals PLC, ADR	35,243,700
1,361,500	[1,5]	Galapagos NV	62,271,548
956,807	[1,2,5]	Galapagos NV, ADR	43,352,925
548,100	[1]	Genmab A/S	81,267,858
490,000		Gilead Sciences, Inc.	43,222,900
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
900,000	[1,2]	Glaukos Corp.	$16,956,000
659,774	[1,2]	HealthEquity, Inc.	16,593,316
500,000	[1,2]	IDEXX Laboratories, Inc.	42,175,000
87,874	[1,2]	Insulet Corp.	2,926,204
2,000,000	[1,2,5]	Intersect ENT, Inc.	40,100,000
1	[3,4]	Latin Healthcare Fund	448,229
500,000	[1]	MacroGenics, Inc.	10,280,000
436,000	[2]	Medtronic PLC	34,509,400
2,120,000	[1,5]	Minerva Neurosciences, Inc.	13,631,600
2,120,000	[1,3,5]	Minerva Neurosciences, Inc.	13,631,600
1,751,135	[1,2]	Nektar Therapeutics	27,457,797
800,000	[1]	Neovasc, Inc.	2,568,000
235,000	[1,2]	Nevro Corp.	15,803,750
1,291,427	[1,2,5]	Ocular Therapeutix, Inc.	15,858,724
3,000,000	[1,2,5]	Otonomy, Inc.	42,780,000
409,890	[1,5]	Otonomy, Inc.	5,845,031
325,000	[1,2]	Penumbra, Inc.	17,712,500
392,000	[1]	Poxel SA	7,002,644
1,030,001	[1,5]	Premier, Inc.	34,824,334
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	60,011,496
750,000	[1,2]	Repligen Corp.	19,980,000
238,900	[1,2]	SAGE Therapeutics, Inc.	9,004,141
750,000	[1,5]	SCYNEXIS, Inc.	2,985,000
966,672	[1,2]	Seres Therapeutics, Inc.	28,536,157
959,018	[1,4,5]	Soteira, Inc.	0
965,670	[1,2]	Spark Therapeutics, Inc.	34,657,896
1,200,000	[1,5]	SteadyMed Ltd.	4,440,000
117,816	[1,3,5]	SteadyMed Ltd.	435,919
300,000	[1,2]	Tesaro, Inc.	12,432,000
370,800	[1,2]	Ultragenyx Pharmaceutical, Inc.	25,073,496
3,500,000	[1,2]	Veeva Systems, Inc.	96,285,000
700,000	[1,2]	Versartis, Inc.	6,342,000
1,850,825	[1,2,5]	Zogenix, Inc.	18,970,956
		TOTAL	1,423,231,205
		Industrials—7.3%
137,800	[2]	Acuity Brands, Inc.	33,608,042
1,500,000	[2]	Air Lease Corp.	45,720,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
424,500	[1,2]	Caesar Stone SDOT Yam Ltd.	$15,719,235
300,000		Danaher Corp.	29,025,000
300,000		Equifax, Inc.	36,075,000
500,000	[2]	Expeditors International Washington, Inc.	24,805,000
800,000	[2]	KAR Auction Services, Inc.	30,080,000
378,000		Ryder System, Inc.	26,051,760
378,200		Safran SA	26,072,842
336,410	[1,2]	Spirit Airlines, Inc.	14,778,491
567,300		Union Pacific Corp.	49,485,579
400,000	[1,2]	Verisk Analytics, Inc.	31,032,000
		TOTAL	362,452,949
		Information Technology—25.0%
130,000	[1]	Adobe Systems, Inc.	12,248,600
675,000	[1]	Alibaba Group Holding Ltd., ADR	51,934,500
1,235,000		Amadeus IT Holding SA	56,315,380
500,000		Broadcom Ltd.	72,875,000
1,000,000	[1,2]	BroadSoft, Inc.	39,165,000
878,400	[1]	ChannelAdvisor Corp.	10,944,864
346,300	[1,2]	Check Point Software Technologies Ltd.	28,697,881
337,000	[1,2]	CoStar Group, Inc.	66,493,470
625,000	[1,2]	Demandware, Inc.	28,800,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
800,000	[1,2]	Fitbit, Inc.	14,600,000
960,000	[1,2]	Fleetmatics Group PLC	34,800,000
500,000	[1,2]	GoDaddy, Inc.	15,185,000
1,539,700	[1]	Microsemi Corp.	52,026,463
1,263,229	[1,2]	Mobileye NV	48,192,186
1,200,000	[1]	NIC, Inc.	21,252,000
961,500	[1]	NXP Semiconductors NV	81,996,720
640,000	[1,2]	NetSuite, Inc.	51,865,600
1	[1,3,4]	Peachtree Open Networks	0
500,000	[1,2]	Q2 Holdings, Inc.	11,955,000
429,059	[1,2]	Qorvo, Inc.	19,320,527
1,423,600	[1,2]	RADWARE Ltd.	15,374,880
500,000	[1]	Salesforce.com, Inc.	37,900,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,400,000	[1,2]	ServiceNow, Inc.	100,072,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
453,000	[1,2]	Splunk, Inc.	$23,546,940
3,230,000	[1,2,5]	Textura Corp.	85,239,700
800,000	[1,2]	Tyler Technologies, Inc.	117,128,000
1,100,000	[1]	Vantiv, Inc.	59,994,000
1,000,000	[1,2]	Workday, Inc.	74,980,000
695,000	[1,2]	Zillow Group, Inc.	16,707,800
		TOTAL	1,249,611,511
		Materials—5.7%
582,100	[2]	Eagle Materials, Inc.	43,145,252
820,000		Huntsman Corp.	12,906,800
503,700		Martin Marietta Materials	85,241,151
358,900		Sherwin-Williams Co.	103,115,559
352,500	[2]	Vulcan Materials Co.	37,939,575
		TOTAL	282,348,337
		Telecommunication Services—0.4%
838,700	[1]	Zayo Group Holdings, Inc.	21,772,652
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,481,745,590)	4,534,302,109
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[3]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,177,432
		PREFERRED STOCKS—0.0%
		Health Care—0.0%
185,997	[1,3]	aTyr Pharma, Inc., Pfd., Series E	662,149
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,015,000)	662,149
		WARRANTS—0.1%
		Health Care—0.1%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	0
7,425,000	[1,5]	Zogenix, Inc., 7/27/2017	2,280,960
		TOTAL WARRANTS (IDENTIFIED COST $47,862)	2,280,960
		INVESTMENT COMPANIES—30.1%
1,042,180,727	[5,7]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[6]	1,042,180,727
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—continued
462,087,400	[5]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[6]	$462,087,400
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,504,268,127)	1,504,268,127
		TOTAL INVESTMENTS—121.3% (IDENTIFIED COST $4,997,676,579)[8]	6,044,690,777
		OTHER ASSETS AND LIABILITIES - NET—(21.3)%[9]	(1,062,440,390)
		TOTAL NET ASSETS—100%	$4,982,250,387
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $19,256,587, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
6	7-day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,718,887,426	$—	$11,150,244	$3,730,037,670
International	442,922,737	361,341,702	—	804,264,439
Preferred Stocks
Domestic	662,149[1]	—	—	662,149
Debt Securities:
Corporate Bond	—	3,177,432		3,177,432
Warrants	—	2,280,960	—	2,280,960
Investment Companies	1,504,268,127	—	—	1,504,268,127
TOTAL SECURITIES	$5,666,740,439	$366,800,094	$11,150,244	$6,044,690,777
1	Includes $2,244,752 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.03	$6.61	$6.60	$5.28	$4.93	$5.27
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.08)[1]	(0.08)[1]	(0.05)[1]	(0.05)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments, futures contract and foreign currency transactions	(0.20)	0.46	0.97	1.79	0.49	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	(0,22)	0.38	0.89	1.74	0.44	(0.31)
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.03)
Distributions from net realized gain on investment, futures contracts and foreign currency transactions	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.86)	(0.96)	(0.88)	(0.42)	(0.09)	(0.03)
Net Asset Value, End of Period	$4.95	$6.03	$6.61	$6.60	$5.28	$4.93
Total Return[3]	(4.60)%	6.28%	14.52%	35.81%	9.23%	(5.88)%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[4,5]	1.95%[4,5]	1.95%[4,5]	1.95%[4,5]	1.95%[4,5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	—	1.95%[4,5]	1.95%[4,5]
Net investment income (loss)	(0.95)%[4]	(1.22)% [4]	(1.27)% [4]	(0.85)% [4]	(0.97)% [4]	(0.99)% [4]
Expense waiver/reimbursement[6]	0.30%[4]	0.29%[4]	0.38%[4]	0.48%[4]	0.52%[4]	0.54%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,151,346	$3,452,182	$3,497,459	$3,358,658	$2,878,476	$3,001,225
Portfolio turnover	22%	51%	52%	63%	61%	64%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95%, for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $962,847,221 of securities loaned, $1,504,268,127 of investment in affiliated holdings and $575,991,794 of investment in affiliated companies (Note 5) (identified cost $4,997,676,579)		$6,044,690,777
Cash denominated in foreign currencies (identified cost $10,626)		11,143
Income receivable		1,218,193
Receivable for investments sold		19,271,054
Receivable for shares sold		1,352,496
TOTAL ASSETS		6,066,543,663
Liabilities:
Payable for investments purchased	$30,382,810
Payable for shares redeemed	5,844,863
Bank overdraft	839,250
Payable for collateral due to broker for securities lending	1,042,180,727
Payable to adviser (Note 5)	349,807
Payable for distribution services fee (Note 5)	1,103,664
Payable for other service fees (Notes 2 and 5)	2,392,400
Accrued expenses (Note 5)	1,199,755
TOTAL LIABILITIES		1,084,293,276
Net assets for 1,020,126,098 shares outstanding		$4,982,250,387
Net Assets Consist of:
Paid-in capital		$3,655,138,535
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,047,014,761
Accumulated net realized gain on investments and foreign currency transactions		378,421,224
Distributions in excess of net investment income		(98,324,133)
TOTAL NET ASSETS		$4,982,250,387
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,387,571,014 ÷ 280,687,766 shares outstanding), no par value, unlimited shares authorized	$4.94
Offering price per share (100/94.50 of $4.94)	$5.23
Redemption proceeds per share	$4.94
Class B Shares:
Net asset value per share ($81,184,856 ÷ 18,865,346 shares outstanding), no par value, unlimited shares authorized	$4.30
Offering price per share	$4.30
Redemption proceeds per share (94.50/100 of $4.30)	$4.06
Class C Shares:
Net asset value per share ($362,148,922 ÷ 84,240,267 shares outstanding), no par value, unlimited shares authorized	$4.30
Offering price per share	$4.30
Redemption proceeds per share (99.00/100 of $4.30)	$4.26
Class R Shares:
Net asset value per share ($3,151,345,595 ÷ 636,332,719 shares outstanding), no par value, unlimited shares authorized	$4.95
Offering price per share	$4.95
Redemption proceeds per share	$4.95
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $2,763,282 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $43,156)			$18,649,442
Interest (including income on securities loaned of $6,701,163)			6,804,095
TOTAL INCOME			25,453,537
Expenses:
Investment adviser fee (Note 5)		$32,829,076
Administrative fee (Note 5)		1,974,795
Custodian fees		197,036
Transfer agent fee (Note 2)		2,817,439
Directors'/Trustees' fees (Note 5)		20,945
Auditing fees		20,537
Legal fees		5,675
Portfolio accounting fees		102,263
Distribution services fee (Note 5)		11,424,549
Other service fees (Notes 2 and 5)		6,289,858
Share registration costs		73,101
Printing and postage		127,121
Miscellaneous (Note 5)		17,610
TOTAL EXPENSES		55,900,005
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(706,095)
Waiver of other operating expenses (Note 5)	(4,587,527)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(16,064)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,309,686)
Net expenses			50,590,319
Net investment income (loss)			(25,136,782)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $334,831,066 on sales of investments in an affiliated company (Note 5))			401,825,889
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(630,318,095)
Net realized and unrealized loss on investments and foreign currency transactions			(228,492,206)
Change in net assets resulting from operations			$(253,628,988)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,136,782)	$(74,032,930)
Net realized gain on investments and foreign currency transactions	401,825,889	795,735,526
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(630,318,095)	(370,097,703)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(253,628,988)	351,604,893
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(223,507,535)	(223,114,494)
Class B Shares	(15,779,610)	(18,974,403)
Class C Shares	(66,305,492)	(67,412,650)
Class R Shares	(490,677,536)	(503,565,538)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(796,270,173)	(813,067,085)
Share Transactions:
Proceeds from sale of shares	175,717,838	379,428,833
Net asset value of shares issued to shareholders in payment of distributions declared	742,894,469	757,424,298
Cost of shares redeemed	(440,263,951)	(721,145,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	478,348,356	415,707,687
Change in net assets	(571,550,805)	(45,754,505)
Net Assets:
Beginning of period	5,553,801,192	5,599,555,697
End of period (including distributions in excess of net investment income of $(98,324,133) and $(73,187,351), respectively)	$4,982,250,387	$5,553,801,192
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may
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bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursement and reduction of $5,309,686 is disclosed in various locations in Note 5 and Note 6. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$848,503
Class B Shares	51,539
Class C Shares	223,661
Class R Shares	1,693,736
TOTAL	$2,817,439
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $20,061 of other service fees for the six months ended April 30, 2016. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,772,569
Class B Shares	108,095
Class C Shares	468,817
Class R Shares	3,940,377
TOTAL	$6,289,858
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2016, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,256 and $144, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$65,440
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$962,847,221	$1,042,180,727
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$329,079
aTyr Pharma, Inc., Pfd., Series E	3/31/2015	$2,014,999	$662,149
BioNano Genomics, Inc.	11/12/2014	$9,800,000	$0
Denovo Ventures I LP	3/9/2000	$2,210,578	$82,218
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$71,148	$489,961
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$448,229
Minerva Neurosciences, Inc.	3/13/2015	$10,197,200	$13,631,600
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/2013	$4,600,000	$3,177,432
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	1/26/2015	$1,000,000	$435,919
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	18,988,641	$97,298,533	38,018,099	$237,109,705
Shares issued to shareholders in payment of distributions declared	39,186,697	207,689,494	35,592,545	207,148,613
Shares redeemed	(40,443,743)	(203,608,914)	(45,711,838)	(285,100,238)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,731,595	$101,379,113	27,898,806	$159,158,080

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,086	$5,903,267	2,230,689	$12,510,599
Shares issued to shareholders in payment of distributions declared	3,296,319	15,261,958	3,499,669	18,233,272
Shares redeemed	(4,385,354)	(19,269,766)	(7,717,708)	(43,126,207)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	254,051	$1,895,459	(1,987,350)	$(12,382,336)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,396,567	$28,507,009	9,311,606	$51,326,976
Shares issued to shareholders in payment of distributions declared	12,085,226	55,833,745	10,764,151	55,973,588
Shares redeemed	(12,443,075)	(54,822,016)	(13,148,648)	(73,097,107)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,038,718	$29,518,738	6,927,109	$34,203,457

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	8,499,458	$44,009,029	12,561,731	$78,481,553
Shares issued to shareholders in payment of distributions declared	87,402,876	464,109,272	81,658,916	476,068,825
Shares redeemed	(32,166,926)	(162,563,255)	(51,098,433)	(319,821,892)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	63,735,408	$345,555,046	43,122,214	$234,728,486
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	87,759,772	$478,348,356	75,960,779	$415,707,687
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Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2016 and the year ended October 31, 2015, redemption fees of $242,868 and $496,244, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $4,997,676,579. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,047,014,198. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,265,878,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $218,864,362.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2015, for federal income tax purposes, a late year ordinary loss of $63,648,208 was deferred to November 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Adviser voluntarily waived $8,304 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2016, the Sub-Adviser earned a fee of $26,919,842.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,778,930	$(256,383)
Class B Shares	324,284	—
Class C Shares	1,406,450	—
Class R Shares	7,914,885	(4,331,144)
TOTAL	$11,424,549	$(4,587,527)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $5,008,632 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $67,869 in sales charges from the sale of Class A Shares. FSC also retained $1,049 of CDSC relating to redemptions of Class A Shares, $72,296 relating to redemptions of Class B Shares and $9,771 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $2,859,998 of other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2016, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,299,969 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $700,031.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $1,238,368.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend/ Interest Income
arGEN-x	—	1,265,000	—	1,265,000	$16,869,797	$—
*BioDelivery Sciences International, Inc.	2,425,000	—	(525,000)	1,900,000	6,422,000	—
**Catalyst Pharmaceutical Partners, Inc.	3,000,000	500,000	(3,500,000)	—	—	—
*ChannelAdvisor Corp.	1,200,000	—	(321,600)	878,400	10,944,864	—
Corcept Therapeutics, Inc.	12,439,968	—	—	12,439,968	59,338,647	—
**Dyax Corp.	9,000,000	—	(9,000,000)	—	—	—
Dyax Corp. - CVR	—	8,829,511	—	8,829,511	9,800,757	—
Dynavax Technologies Corp.	1,816,759	183,241	—	2,000,000	32,820,000	—
Egalet Corp.	1,540,000	—	—	1,540,000	10,502,800	—
**ExamWorks Group, Inc.	2,100,000	444,296	(2,544,296)	—	—	—
Galapagos NV	1,240,000	121,500	—	1,361,500	62,271,548	—
Galapagos NV, ADR	956,807	—	—	956,807	43,352,925	—
Intersect ENT, Inc.	948,832	1,051,168	—	2,000,000	40,100,000	—
Minerva Neurosciences, Inc.	2,120,000	—	—	2,120,000	13,631,600	—
Minerva Neurosciences, Inc.	—	2,120,000	—	2,120,000	13,631,600	—
**Minerva Neurosciences, Inc., 3/18/2017	2,120,000	—	(2,120,000)	—	—	—
Ocular Therapeutix, Inc.	1,291,427	—	—	1,291,427	15,858,724	—
Otonomy, Inc.	902,467	2,097,533	—	3,000,000	42,780,000	—
Otonomy, Inc.	409,890	—	—	409,890	5,845,031	—
Premier, Inc.	1,391,627	—	(361,626)	1,030,001	34,824,334	—
Progenics Pharmaceuticals, Inc.	11,301,600	—	—	11,301,600	60,011,496	—
SCYNEXIS, Inc.	750,000	—	—	750,000	2,985,000	—
Soteira, Inc.	959,018	—	—	959,018	0	—
SteadyMed Ltd.	1,200,000	—	—	1,200,000	4,440,000	—
SteadyMed Ltd.	117,816	—	—	117,816	435,919	—
Textura Corp.	2,700,000	530,000	—	3,230,000	85,239,700	—
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Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend/ Interest Income
**Threshold Pharmaceuticals, Inc., Class THL	3,461,045	—	(3,461,045)	—	$—	$—
Zogenix, Inc.	1,738,998	111,827	—	1,850,825	18,970,956	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	2,280,960	—
**Zynerba Pharmaceuticals, Inc.	254,900	—	(254,900)	—	—	—
TOTAL OF AFFILIATED COMPANIES	74,811,154	17,254,076	(22,088,467)	69,976,763	$593,358,658	$—
*	At April 30, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At April 30, 2016, the security is no longer held in the Fund's portfolio of investments.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $697,791. Transactions involving the affiliated holdings during the six months ended April 30, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	1,211,126,225	652,093,317	1,863,219,542
Purchases/Additions	2,479,550,327	717,878,782	3,197,429,109
Sales/Reductions	(2,648,495,825)	(907,884,699)	(3,556,380,524)
Balance of Shares Held 4/30/2016	1,042,180,727	462,087,400	1,504,268,127
Value	1,042,180,727	$462,087,400	$1,504,268,127
Dividend Income	$1,774,140	$989,142	$2,763,282
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $16,064 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$1,187,338,238
Sales	$981,711,502
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2016, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	75.0%
Netherlands	3.0%
Belgium	2.1%
Denmark	1.6%
Singapore	1.5%
Israel	1.3%
Spain	1.1%
China	1.0%
Luxembourg	1.0%
France	0.8%
Italy	0.8%
Ireland	0.7%
United Kingdom	0.7%
Cayman Islands	0.4%
Canada	0.1%
India	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual	$1,000	$954.00	$9.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.17	$9.77
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2015
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
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might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that while this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund, he did note that the same group that manages the Federated Kaufmann Small Cap Fund did manage a similarly managed sub-advised fund for a lesser fee. However, the Senior Officer noted that the relationship with this similarly managed sub-advised fund was terminated during the fourth quarter of 2014.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one- and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds.
The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction. Formerly, the contractual subadvisory fee was 1.175% of average daily net assets (ADNA) for the Fund. The new subadvisory fee will be 1.066%. This subadvisory fee represents 82% of the current gross advisory fee of 1.30%.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of
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advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the subadvisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172644
2090162 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX
R6	KLCSX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	24.2%
Health Care	23.4%
Consumer Discretionary	19.5%
Financials	12.6%
Industrials	7.6%
Materials	6.0%
Telecommunication Services	2.2%
Consumer Staples	2.1%
Energy	1.2%
Securities Lending Collateral[2]	1.3%
Cash Equivalents[3]	1.4%
Other Assets and Liabilities—Net[4]	(1.5)%
TOTAL	100%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Consumer Discretionary—19.4%
119,500	[1]	Amazon.com, Inc.	$78,821,005
101,802		Delphi Automotive PLC	7,495,681
2,315,000		Hilton Worldwide Holdings, Inc.	51,045,750
255,000		Home Depot, Inc.	34,141,950
20	[1,2]	New Cotai LLC/Capital	291,275
1,150,000		Starbucks Corp.	64,664,500
920,000		TJX Cos., Inc.	69,754,400
770,000	[3]	Tractor Supply Co.	72,888,200
300,000	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	62,484,000
370,000		Walt Disney Co.	38,206,200
492,000		Whirlpool Corp.	85,676,880
		TOTAL	565,469,841
		Consumer Staples—2.1%
610,000		CVS Health Corp.	61,305,000
		Energy—1.2%
203,600		Pioneer Natural Resources, Inc.	33,817,960
		Financials—12.6%
1,090,000		American International Group, Inc.	60,843,800
178,300		BlackRock, Inc.	63,533,639
2,005,000	[1]	CBRE Group, Inc.	59,408,150
730,000		Crown Castle International Corp.	63,422,400
973,300		JPMorgan Chase & Co.	61,512,560
1,173,000		Wells Fargo & Co.	58,626,540
		TOTAL	367,347,089
		Health Care—23.4%
403,100	[1]	Alexion Pharmaceuticals, Inc.	56,143,768
247,878	[1]	Allergan PLC	53,680,460
930,100		Bristol-Myers Squibb Co.	67,134,618
825,000	[1]	Cerner Corp.	46,315,500
718,000	[1]	Dexcom, Inc.	46,224,840
679,964	[1]	Genmab A/S	100,819,590
298,335		Gilead Sciences, Inc.	26,316,130
755,000	[1]	IDEXX Laboratories, Inc.	63,684,250
700,000	[1]	Incyte Genomics, Inc.	50,589,000
830,000		Medtronic PLC	65,694,500
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,202,400	[1,4]	Premier, Inc.	$40,653,144
1,014,800		Shire Ltd.	63,355,399
		TOTAL	680,611,199
		Industrials—7.6%
152,200	[3]	Acuity Brands, Inc.	37,120,058
1,675,000	[1]	AerCap Holdings NV	67,016,750
710,000		Ingersoll-Rand PLC, Class A	46,533,400
540,000		Osram Licht AG	28,217,179
488,200		Union Pacific Corp.	42,585,686
		TOTAL	221,473,073
		Information Technology—24.2%
607,300	[1]	Alibaba Group Holding Ltd., ADR	46,725,662
105,300	[1]	Alphabet, Inc.	74,539,764
910,000		Amadeus IT Holding SA	41,495,543
313,000		Apple, Inc.	29,340,620
472,000		Broadcom Ltd.	68,794,000
680,000	[1]	Facebook, Inc.	79,954,400
600,000		Mastercard, Inc.	58,194,000
1,145,000		Microsoft Corporation	57,101,150
671,300	[1]	NXP Semiconductors NV	57,248,464
850,000	[1]	Salesforce.com, Inc.	64,430,000
1,286,600	[1]	Vantiv, Inc.	70,171,164
730,000	[3]	Visa, Inc., Class A	56,385,200
		TOTAL	704,379,967
		Materials—6.0%
448,600		LyondellBasell Investment LLC	37,085,762
302,400	[3]	Martin Marietta Materials	51,175,152
298,900		Sherwin-Williams Co.	85,876,959
		TOTAL	174,137,873
		Telecommunication Services—2.2%
1,665,000	[1]	T-Mobile USA, Inc.	65,401,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,409,003,691)	2,873,943,202
		WARRANT—0.1%
		Consumer Discretionary—0.1%
1,610,007	[1,3]	Central European Media Enterprises Ltd., Warrants, Expiration Date 5/2/2018 (IDENTIFIED COST $3,231,013)	2,735,241
Semi-Annual Shareholder Report
3

Shares			Value
		INVESTMENT COMPANIES—2.7%[4]
39,117,235		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[5]	$39,117,235
38,407,472	[6]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[5]	38,407,472
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	77,524,707
		TOTAL INVESTMENTS—101.5% (IDENTIFIED COST $2,489,759,411)[7]	2,954,203,150
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[8]	(43,860,082)
		TOTAL NET ASSETS—100%	$2,910,343,068
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated company or holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,355,397,897	$—	$291,275	$2,355,689,172
International	284,366,319	233,887,711	—	518,254,030
Debt Security:
Warrant	—	2,735,241	—	2,735,241
Investment Companies	77,524,707	—	—	77,524,707
TOTAL SECURITIES	$2,717,288,923	$236,622,952	$291,275	$2,954,203,150
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.80	$18.39	$16.13	$12.22	$11.07	$10.53
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.60)	1.13	2.65	4.27	1.64	0.63
TOTAL FROM INVESTMENT OPERATIONS	(0.62)	1.11	2.61	4.23	1.60	0.59
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	(0.05)
Net Asset Value, End of Period	$18.18	$18.80	$18.39	$16.13	$12.22	$11.07
Total Return[3]	(3.29)%	6.14%	16.42%	35.44%	15.08%	5.63%
Ratios to Average Net Assets:
Net expenses	1.09%[4,5]	1.09%[5]	1.15%[5]	1.50%[5]	1.50%	1.50%[5]
Net investment income (loss)	(0.19)%[4]	(0.12)%	(0.23)%	(0.27)%	(0.34)%	(0.37)%
Expense waiver/reimbursement[6]	0.12%[4]	0.11%	0.17%	0.44%	0.49%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$872,848	$968,786	$485,104	$365,693	$142,229	$140,128
Portfolio turnover	22%	55%	68%	114%	94%	128%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.09%, 1.09%, 1.15%, 1.50% and 1.50% for the six months ended April 30, 2016, and for the years ended October 31, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.72	$17.50	$15.48	$11.84	$10.82	$10.33
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.16)[1]	(0.17)[1]	(0.15)[1]	(0.13)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.57)	1.08	2.54	4.11	1.60	0.62
TOTAL FROM INVESTMENT OPERATIONS	(0.65)	0.92	2.37	3.96	1.47	0.49
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—	—
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)
Net Asset Value, End of Period	$17.07	$17.72	$17.50	$15.48	$11.84	$10.82
Total Return[3]	(3.66)%	5.34%	15.54%	34.27%	14.20%	4.74%
Ratios to Average Net Assets:
Net expenses	1.86%[4,5]	1.87%[5]	1.93%[5]	2.33%[5]	2.34%	2.33%[5]
Net investment income (loss)	(0.97)%[4]	(0.89)%	(1.03)%	(1.08)%	(1.15)%	(1.20)%
Expense waiver/reimbursement[6]	0.10%[4]	0.09%	0.14%	0.35%	0.40%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$492,847	$492,637	$280,250	$181,073	$81,269	$69,810
Portfolio turnover	22%	55%	68%	114%	94%	128%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86%, 1.87%, 1.93%, 2.33% and 2.33% for the six months ended April 30, 2016, and for the years ended October 31, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.17	$17.86	$15.74	$11.97	$10.91	$10.40
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.09)[1]	(0.11)[1]	(0.10)[1]	(0.09)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.58)	1.10	2.58	4.19	1.60	0.61
TOTAL FROM INVESTMENT OPERATIONS	(0.63)	1.01	2.47	4.09	1.51	0.54
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	(0.03)
Net Asset Value, End of Period	$17.54	$18.17	$17.86	$15.74	$11.97	$10.91
Total Return[3]	(3.46)%	5.74%	15.93%	35.00%	14.46%	5.20%
Ratios to Average Net Assets:
Net expenses	1.48%[4,5]	1.48%[5]	1.55%[5]	1.93%[5]	1.95%	1.95%[5]
Net investment income (loss)	(0.58)%[4]	(0.48)%	(0.64)%	(0.76)%	(0.77)%	(0.65)%
Expense waiver/reimbursement[6]	0.15%[4]	0.14%	0.19%	0.40%	0.44%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,975	$80,007	$72,580	$66,543	$19,688	$16,393
Portfolio turnover	22%	55%	68%	114%	94%	128%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.48%, 1.48%, 1.55%, 1.93% and 1.95% for the six months ended April 30, 2016, and for the years ended October 31, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.11	$18.64	$16.30	$12.32	$11.13	$10.58
Income From Investment Operations:
Net investment income (loss)	0.01[1]	0.03[1]	(0.00)[1]	(0.01)[1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.61)	1.14	2.69	4.31	1.65	0.63
TOTAL FROM INVESTMENT OPERATIONS	(0.60)	1.17	2.69	4.30	1.64	0.62
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—	(0.07)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.70)	(0.35)	(0.32)	(0.45)	(0.07)
Net Asset Value, End of Period	$18.51	$19.11	$18.64	$16.30	$12.32	$11.13
Total Return[3]	(3.13)%	6.38%	16.74%	35.72%	15.37%	5.89%
Ratios to Average Net Assets:
Net expenses	0.84%[4,5]	0.84%[5]	0.89%[5]	1.25%[5]	1.25%	1.25%[5]
Net investment income (loss)	0.07%[4]	0.13%	(0.01)%	(0.07)%	(0.07)%	(0.10)%
Expense waiver/reimbursement[6]	0.10%[4]	0.10%	0.15%	0.41%	0.45%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,339,633	$1,556,775	$813,517	$365,715	$106,055	$93,222
Portfolio turnover	22%	55%	68%	114%	94%	128%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.84%, 0.84%, 0.89%, 1.25% and 1.25% for the six months ended April 30, 2016, and for the years ended October 31, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$19.13	$18.65	$16.81
Income From Investment Operations:
Net investment income	0.01[2]	0.04[2]	0.01[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.61)	1.14	1.83
TOTAL FROM INVESTMENT OPERATIONS	(0.60)	1.18	1.84
Less Distributions:
Distributions from net investment income	—	(0.00)[3]	—
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	(0.70)	—
TOTAL DISTRIBUTIONS	(0.00)[3]	(0.70)	—
Net Asset Value, End of Period	$18.53	$19.13	$18.65
Total Return[4]	(3.13)%	6.43%	10.95%
Ratios to Average Net Assets:
Net expenses	0.78%[5,6]	0.78%[6]	0.78%[5,6]
Net investment income	0.13%[5]	0.21%	0.07%[5]
Expense waiver/reimbursement[7]	0.09%[5]	0.09%	0.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$126,040	$189,120	$129,160
Portfolio turnover	22%	55%	68%[8]
1	Reflects operations for the period from December 30, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.78%, 0.78% and 0.78% for the six months ended April 30, 2016, for the year ended October 31, 2015, and for the period ended October 31, 2014, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $37,309,958 of securities loaned, $77,524,707 of investment in affiliated holdings and $40,653,144 of investment in an affiliated company (Note 5) (identified cost $2,489,759,411)		$2,954,203,150
Income receivable		1,425,941
Receivable for investments sold		17,089,504
Receivable for shares sold		5,411,769
Other assets		10,007
TOTAL ASSETS		2,978,140,371
Liabilities:
Payable for investments purchased	$821,704
Payable for shares redeemed	27,119,241
Payable for collateral due to broker for securities lending	38,407,472
Payable to adviser (Note 5)	104,756
Payable for distribution services fee (Note 5)	334,054
Payable for other service fees (Notes 2 and 5)	586,001
Accrued expenses (Note 5)	424,075
TOTAL LIABILITIES		67,797,303
Net assets for 160,584,736 shares outstanding		$2,910,343,068
Net Assets Consist of:
Paid-in capital		$2,621,124,434
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		464,422,818
Accumulated net realized loss on investments and foreign currency transactions		(169,308,237)
Accumulated net investment income (loss)		(5,895,947)
TOTAL NET ASSETS		$2,910,343,068
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($872,847,820 ÷ 48,016,290 shares outstanding), no par value, unlimited shares authorized	$18.18
Offering price per share (100/94.50 of $18.18)	$19.24
Redemption proceeds per share	$18.18
Class C Shares:
Net asset value per share ($492,846,502 ÷ 28,876,119 shares outstanding), no par value, unlimited shares authorized	$17.07
Offering price per share	$17.07
Redemption proceeds per share (99.00/100 of $17.07)	$16.90
Class R Shares:
Net asset value per share ($78,975,035 ÷ 4,503,340 shares outstanding), no par value, unlimited shares authorized	$17.54
Offering price per share	$17.54
Redemption proceeds per share	$17.54
Institutional Shares:
Net asset value per share ($1,339,633,240 ÷ 72,387,491 shares outstanding), no par value, unlimited shares authorized	$18.51
Offering price per share	$18.51
Redemption proceeds per share	$18.51
Class R6 Shares:
Net asset value per share ($126,040,471 ÷ 6,801,496 shares outstanding), no par value, unlimited shares authorized	$18.53
Offering price per share	$18.53
Redemption proceeds per share	$18.53
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $479,934 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $132,050)			$13,729,124
Interest income on securities loaned			93,657
TOTAL INCOME			13,822,781
Expenses:
Investment adviser fee (Note 5)		$11,492,914
Administrative fee (Note 5)		1,198,328
Custodian fees		87,432
Transfer agent fee (Note 2)		1,453,194
Directors'/Trustees' fees (Note 5)		11,914
Auditing fees		20,483
Legal fees		2,917
Portfolio accounting fees		107,103
Distribution services fee (Note 5)		2,002,074
Other service fees (Notes 2 and 5)		1,737,781
Share registration costs		101,081
Printing and postage		63,149
Miscellaneous (Note 5)		10,201
TOTAL EXPENSES		18,288,571
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,377,026)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(251,850)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(23,143)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,652,019)
Net expenses			16,636,552
Net investment income (loss)			(2,813,771)
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(168,139) on sales of investments in an affiliated company (Note 5))			(99,067,531)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(30,687,291)
Net realized and unrealized loss on investments and foreign currency transactions			(129,754,822)
Change in net assets resulting from operations			$(132,568,593)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,813,771)	$(2,773,294)
Net realized loss on investments and foreign currency transactions	(99,067,531)	(64,862,508)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(30,687,291)	146,681,512
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(132,568,593)	79,045,710
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(34,816)
Class C Shares	—	(18,547)
Class R Shares	—	(3,748)
Institutional Shares	—	(56,818)
Class R6 Shares	—	(7,776)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(67,753)	(18,830,180)
Class C Shares	(36,723)	(11,506,933)
Class R Shares	(5,857)	(2,785,051)
Institutional Shares	(107,416)	(32,254,792)
Class R6 Shares	(12,768)	(4,463,397)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(230,517)	(69,962,058)
Share Transactions:
Proceeds from sale of shares	552,270,231	2,014,417,661
Net asset value of shares issued to shareholders in payment of distributions declared	194,010	56,441,444
Cost of shares redeemed	(796,645,811)	(573,230,224)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(244,181,570)	1,497,628,881
Change in net assets	(376,980,680)	1,506,712,533
Net Assets:
Beginning of period	3,287,323,748	1,780,611,215
End of period (including accumulated net investment income (loss) of $(5,895,947) and $(3,082,176), respectively)	$2,910,343,068	$3,287,323,748
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares, Institutional Shares and
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Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursements and reduction of $1,652,019 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$461,929	$(126,775)
Class C Shares	253,503	(12,166)
Class R Shares	105,914	(3,881)
Institutional Shares	621,152	(89,636)
Class R6 Shares	10,696	—
TOTAL	$1,453,194	$(232,458)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,135,063
Class C Shares	602,718
TOTAL	$1,737,781
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2016, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $1,047. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$37,309,958	$38,407,472
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Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$7,334
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,600,072	$154,142,365	32,794,835	$629,236,802
Shares issued to shareholders in payment of distributions declared	3,403	63,571	960,735	17,475,760
Shares redeemed	(12,130,934)	(211,982,310)	(8,594,728)	(162,694,344)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,527,459)	$(57,776,374)	25,160,842	$484,018,218

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,214,426	$71,636,689	13,995,909	$253,463,462
Shares issued to shareholders in payment of distributions declared	1,650	29,016	499,010	8,612,914
Shares redeemed	(3,148,450)	(52,087,061)	(2,701,132)	(48,505,835)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,067,626	$19,578,644	11,793,787	$213,570,541
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	723,946	$12,497,500	1,333,747	$24,688,173
Shares issued to shareholders in payment of distributions declared	309	5,583	154,558	2,726,396
Shares redeemed	(624,680)	(10,571,555)	(1,147,750)	(21,183,341)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	99,575	$1,931,528	340,555	$6,231,228

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,668,345	$303,137,145	51,781,342	$1,007,177,205
Shares issued to shareholders in payment of distributions declared	4,861	92,319	1,458,882	26,930,963
Shares redeemed	(25,744,452)	(457,730,710)	(15,427,426)	(295,558,472)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,071,246)	$(154,501,246)	37,812,798	$738,549,696

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	597,721	$10,856,532	5,251,863	$99,852,019
Shares issued to shareholders in payment of distributions declared	185	3,521	37,651	695,411
Shares redeemed	(3,681,590)	(64,274,175)	(2,330,797)	(45,288,232)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(3,083,684)	$(53,414,122)	2,958,717	$55,259,198
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,515,188)	$(244,181,570)	78,066,699	$1,497,628,881
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $2,489,759,411. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $464,443,739. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $531,975,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,531,775.
At October 31, 2015, the Fund had a capital loss carryforward of $65,443,541 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
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federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforward:
Short-Term	Long-Term	Total
$65,443,541	$—	$65,443,541
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2015, for federal income tax purposes, a late year ordinary loss of $3,089,510 was deferred to November 1, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Adviser voluntarily waived $1,222,605 of its fee and reimbursed $232,458 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2016, the Sub-Adviser earned a fee of $9,424,189.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,808,155	$—
Class R Shares	193,919	(19,392)
TOTAL	$2,002,074	$(19,392)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $701,603 of fees paid by the Fund. For the six months ended April 30, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $103,713 in sales charges from the sale of Class A Shares. FSC also retained $11,722 of CDSC relating to redemptions of Class A Shares and $81,644 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $13,292 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the
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voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated Funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend/ Interest Income
Premier, Inc.	1,264,659	—	(62,259)	1,202,400	$40,653,144	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $154,421. Transactions involving the affiliated holdings during the six months ended April 30, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	79,491,400	309,342,785	388,834,185
Purchases/Additions	353,014,550	429,140,801	782,155,351
Sales/Reductions	(394,098,478)	(699,366,351)	(1,093,464,829)
Balance of Shares Held 4/30/2016	38,407,472	39,117,235	77,524,707
Value	$38,407,472	$39,117,235	$77,524,707
Dividend Income	$155,799	$324,135	$479,934
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $23,143 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$693,524,723
Sales	$626,405,648
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$967.10	$5.33
Class C Shares	$1,000	$963.40	$9.08
Class R Shares	$1,000	$965.40	$7.23
Institutional Shares	$1,000	$968.70	$4.11
Class R6 Shares	$1,000	$968.70	$3.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.44	$5.47
Class C Shares	$1,000	$1,015.61	$9.32
Class R Shares	$1,000	$1,017.50	$7.42
Institutional Shares	$1,000	$1,020.69	$4.22
Class R6 Shares	$1,000	$1,020.98	$3.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.09%
Class C Shares	1.86%
Class R Shares	1.48%
Institutional Shares	0.84%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2015
Federated kaufmann LARGE CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
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might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. The Board noted that in November 2013, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction. Formerly, the contractual subadvisory fee was 1.175%. The new subadvisory fee will be 0.615%. This sub-advisory fee represents 82% of the current gross advisory fee of 0.75%.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the sub-advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX
Institutional	FKAIX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	31.2%
Health Care	29.5%
Consumer Discretionary	16.8%
Industrials	8.7%
Financials	5.8%
Materials	3.8%
Energy	0.8%
Telecommunication Services	0.6%
Consumer Staples	0.4%
Securities Lending Collateral[2]	14.7%
Cash Equivalents[3]	2.9%
Other Assets and Liabilities—Net[4]	(15.2)%
TOTAL	100%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—97.1%
		Consumer Discretionary—16.6%
88,300	[1,2]	2U, Inc.	$2,475,049
103,400		AMC Entertainment Holdings, Inc.	2,913,812
425,200		Clubcorp Holdings, Inc.	5,676,420
39,300	[2]	Cracker Barrel Old Country Store, Inc.	5,753,913
182,600	[1]	Dave & Buster's Entertainment, Inc.	7,066,620
250,000	[1]	Duluth Holdings, Inc.	5,947,500
90,000	[1,2]	Five Below, Inc.	3,753,000
133,000	[1,2]	Habit Restaurants, Inc./The, Class A	2,227,750
184,100	[1,2]	La Quinta Holdings, Inc.	2,350,957
100,000	[1]	Lindblad Expeditions Holdings, Inc.	1,000,000
171,404		Metaldyne Performance Group, Inc.	2,730,466
182,400		Moncler SpA	2,964,607
7,743,000		NagaCorp Limited	5,548,549
235,000	[1,2]	Planet Fitness, Inc.	3,609,600
56,600		Salvatore Ferragamo Italia SpA	1,311,896
1,257,898		Samsonite International SA	4,041,838
58,900	[1]	Shutterfly, Inc.	2,708,222
131,000		Six Flags Entertainment Corp.	7,866,550
375,000	[1]	Sportsman's Warehouse Holdings, Inc.	4,267,500
240,988		Tower International, Inc.	5,530,674
91,000	[1]	Townsquare Media, Inc., Class A	968,240
40,200	[2]	Vail Resorts, Inc.	5,211,528
305,000	[1,2]	Wingstop, Inc.	7,606,700
185,400	[1]	Yoox Net-A-Porter Group	5,433,366
229,500	[1,2]	Zoe's Kitchen, Inc.	8,603,955
		TOTAL	107,568,712
		Consumer Staples—0.4%
108,500	[1,2]	Blue Buffalo Pet Products, Inc.	2,686,460
Semi-Annual Shareholder Report
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Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—0.8%
50,000	[1]	Rice Energy, Inc.	$865,500
183,200		US Silica Holdings, Inc.	4,680,760
		TOTAL	5,546,260
		Financials—5.8%
500,000		Chimera Investment Corp.	7,100,000
137,900		Cyrusone, Inc.	6,085,527
425,000		EverBank Financial Corp.	6,409,000
58,000	[2]	Gaming and Leisure Properties, Inc.	1,901,820
250,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,850,000
87,500	[1]	MGM Growth Properties LLC	1,931,125
109,200		National Storage Affiliates Trust	2,131,584
146,700	[2]	Ryman Hospitality Properties	7,559,451
		TOTAL	37,968,507
		Health Care—29.2%
62,800	[1,2]	Acadia Pharmaceuticals, Inc.	2,028,440
72,000	[1,2]	Adeptus Health, Inc.	4,904,640
47,600	[1,2]	Alkermes, Inc.	1,892,100
357,144	[1]	Amphastar Pharmaceuticals, Inc.	4,392,871
183,400	[1,3]	arGEN-x	2,445,787
128,200	[1,2]	AtriCure, Inc.	2,038,380
475,000	[1,2]	BioDelivery Sciences International, Inc.	1,605,500
1,439,277	[1,3]	Corcept Therapeutics, Inc.	6,865,351
260,000	[1]	Dexcom, Inc.	16,738,800
187,000	[1,2]	Diplomat Pharmacy, Inc.	5,664,230
125,000	[1,3,4]	Dyax Corp. - CVR	138,750
1,115,500	[1,3]	Dynavax Technologies Corp.	18,305,355
237,000	[1,2,3]	Egalet Corp.	1,616,340
103,100	[1,2]	Entellus Medical, Inc.	1,499,074
55,000	[1,2]	GW Pharmaceuticals PLC, ADR	4,456,100
155,000	[1,3]	Galapagos NV	7,089,306
122,066	[1,2,3]	Galapagos NV, ADR	5,530,810
160,000	[1]	Glaukos Corp.	3,014,400
232,900	[1]	HealthEquity, Inc.	5,857,435
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
361,903	[1,3]	Intersect ENT, Inc.	$7,256,155
187,200	[1]	MacroGenics, Inc.	3,848,832
462,420	[1,2,3]	Minerva Neurosciences, Inc.	2,973,361
267,000	[1,3,5]	Minerva Neurosciences, Inc.	1,716,810
330,000	[1]	Mirna Therapeutics, Inc.	1,541,100
547,300	[1,2]	NeoGenomics, Inc.	4,455,022
531,211	[1]	Neovasc, Inc.	1,705,187
28,000	[1,2]	Nevro Corp.	1,883,000
168,400	[1,2,3]	Ocular Therapeutix, Inc.	2,067,952
514,529	[1,3]	Otonomy, Inc.	7,337,184
148,000	[1,3]	Premier, Inc.	5,003,880
1,958,600	[1,3]	Progenics Pharmaceuticals, Inc.	10,400,166
75,000	[1]	Repligen Corp.	1,998,000
463,800	[1,2,3]	SCYNEXIS, Inc.	1,845,924
100,728	[1,2]	Seres Therapeutics, Inc.	2,973,491
134,000	[1]	Spark Therapeutics, Inc.	4,809,260
345,900	[1,3]	SteadyMed Ltd.	1,279,830
409,417	[1,3,5]	SteadyMed Ltd.	1,514,843
73,900	[1,2]	Tesaro, Inc.	3,062,416
62,900	[1]	Ultragenyx Pharmaceutical, Inc.	4,253,298
102,200	[1]	VCA, Inc.	6,435,534
290,000	[1]	Veeva Systems, Inc.	7,977,900
300,000	[1,2]	Veracyte, Inc.	1,740,000
315,000	[1,2]	Versartis, Inc.	2,853,900
296,345	[1,3]	Zogenix, Inc.	3,037,536
		TOTAL	190,054,250
		Industrials—8.7%
360,000	[2]	Advanced Drainage System, Inc.	8,323,200
249,500		Air Lease Corp.	7,604,760
3,219,000		Aramex PJSC	2,972,048
57,100	[1]	Caesar Stone SDOT Yam Ltd.	2,114,413
250,000	[1]	Continental Building Products, Inc.	4,902,500
84,700	[1,2]	Dycom Industries, Inc.	5,979,820
157,600		KAR Auction Services, Inc.	5,925,760
650,000	[1]	Kornit Digital Ltd.	6,584,500
640,000	[1]	Radiant Logistics, Inc.	2,521,600
50,000		Ryder System, Inc.	3,446,000
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
125,600	[1]	Trex Co., Inc.	$5,959,720
		TOTAL	56,334,321
		Information Technology—31.2%
598,351	[1,2]	Adesto Technologies Corp.	2,884,052
280,400	[1,2]	Alarm.com Holdings, Inc.	6,395,924
86,000	[1,2]	Atlassian Corp. PLC	1,992,620
400,000	[1,2]	Box, Inc.	5,172,000
342,693	[1]	BroadSoft, Inc.	13,421,571
1,500,000	[2]	CPI Card Group, Inc.	11,895,000
245,000	[1]	CalAmp Corp.	3,667,650
1,630,000	[1]	Camtek Ltd.	3,602,300
324,800	[1]	ChannelAdvisor Corp.	4,047,008
48,100	[1]	CoStar Group, Inc.	9,490,611
118,700	[1]	Demandware, Inc.	5,469,696
120,000	[1]	Envestnet, Inc.	3,765,600
145,000	[1,2]	Fleetmatics Group PLC	5,256,250
250,000	[1]	GTT Communications, Inc.	3,995,000
184,500	[1,2]	Globant SA	6,547,905
157,000	[1]	GoDaddy, Inc.	4,768,090
292,400	[1]	inContact, Inc.	2,722,244
285,000	[1]	Infoblox, Inc.	4,768,050
364,900	[1,2]	Instructure, Inc.	7,349,086
104,000	[1,2]	Jinkosolar Holding Co., Ltd., ADR	2,316,080
400,000	[1]	Marketo, Inc.	8,796,000
200,000	[1]	Microsemi Corp.	6,758,000
454,584	[1,2]	Mimecast Ltd.	3,613,942
206,300	[1]	NIC, Inc.	3,653,573
1,350,000	[1]	Paysafe Group PLC	7,542,255
213,000	[1]	Q2 Holdings, Inc.	5,092,830
322,500	[1]	RADWARE Ltd.	3,483,000
200,000	[1,2]	Rapid7, Inc.	2,504,000
128,600	[1]	RealPage, Inc.	2,827,914
180,000	[1]	RingCentral, Inc.	3,434,400
355,000	[1]	Rubicon Project, Inc./The	6,876,350
116,500	[1,2]	Shopify, Inc.	3,710,525
1,300,000	[1]	Sigma Designs, Inc.	8,229,000
143,500		Silicon Motion Technology Corp., ADR	5,531,925
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
542,000	[1]	Synacor, Inc.	$791,320
130,000		Tessera Technologies, Inc.	3,733,600
348,200	[1,2,3]	Textura Corp.	9,188,998
41,600	[1]	Tyler Technologies, Inc.	6,090,656
427,590	[1]	Xtera Communications, Inc.	1,163,045
		TOTAL	202,548,070
		Materials—3.8%
285,000	[1,2]	BioAmber, Inc.	1,211,250
77,700		Eagle Materials, Inc.	5,759,124
107,900		Huntsman Corp.	1,698,346
314,000	[1]	Summit Materials, Inc.	6,562,600
151,000	[1]	U.S. Concrete, Inc.	9,325,760
		TOTAL	24,557,080
		Telecommunication Services—0.6%
741,800	[1,5,6]	Infrastrutture Wireless Italiane SPA	3,816,562
		TOTAL COMMON STOCKS (IDENTIFIED COST $527,717,260)	631,080,222
		PREFERRED STOCK—0.1%
		Health Care—0.1%
179,074	[1,5]	aTyr Pharma, Inc., Pfd., Series E (IDENTIFIED COST $1,939,999)	637,504
		CORPORATE BOND—0.1%
		Health Care—0.1%
$635,000	[5]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $635,000)	438,624
		WARRANTS—0.3%
		Consumer Discretionary—0.2%
817,782	[1]	Central European Media Enterprises Ltd., Warrants	1,389,330
		Health Care—0.1%
3,300,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	7,590
1,896,750	[1,3]	Zogenix, Inc., Warrants	582,682
		TOTAL	590,272
		TOTAL WARRANTS (IDENTIFIED COST $1,829,438)	1,979,602
		INVESTMENT COMPANIES—17.6%
95,564,165	[3,8]	Federated Institutional Money Market Management, Institutional Shares, 0.45%[7]	95,564,165
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
		INVESTMENT COMPANIES—continued
18,664,230	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[7]	$18,664,230
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	114,228,395
		TOTAL INVESTMENTS—115.2% (IDENTIFIED COST $646,350,092)[9]	748,364,347
		OTHER ASSETS AND LIABILITIES - NET—(15.2)%[10]	(98,593,163)
		TOTAL NET ASSETS—100%	$649,771,184
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated companies and holdings.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2016, these restricted securities amounted to $8,124,343, which represented 1.3% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At April 30, 2016, these liquid restricted securities amounted to $3,816,562, which represented 0.6% of total net assets.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	The cost of investments for federal tax purposes amounts to $646,350,092.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$533,190,833	$—	$138,750	$533,329,583
International	54,584,425	43,166,214	—	97,750,639
Preferred Stocks
Domestic	637,504 [1]	—	—	637,504
Debt Securities:
Corporate Bonds	—	438,624	—	438,624
Warrants	—	1,979,602	—	1,979,602
Investment Companies	114,228,395	—	—	114,228,395
TOTAL SECURITIES	$702,641,157	$45,584,440	$138,750	$748,364,347
1	Includes $2,161,200 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$25.38	$28.77	$29.88	$25.26	$23.24	$24.36
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.22)[1]	(0.32)[1]	(0.26)[1]	(0.26)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.71)	2.09	4.16	6.50	3.94	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(1.80)	1.87	3.84	6.24	3.68	(1.12)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)	—
Net Asset Value, End of Period	$21.55	$25.38	$28.77	$29.88	$25.26	$23.24
Total Return[2]	(7.94)%	7.12%	13.37%	26.65%	17.00%	(4.60)%
Ratios to Average Net Assets:
Net expenses	1.95%[3,4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%
Net investment income (loss)	(0.78)%[3]	(0.83)%	(1.11)%	(0.97)%	(1.09)%	(1.15)%
Expense waiver/reimbursement[5]	0.15%[3]	0.12%	0.23%	0.32%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$376,380	$600,840	$466,020	$463,557	$525,581	$687,567
Portfolio turnover	20%	88%	65%	66%	44%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.72	$26.41	$27.93	$23.84	$22.14	$23.34
Income From Investment Operations:
Net investment income (loss)	(0.13)[1]	(0.33)[1]	(0.45)[1]	(0.37)[1]	(0.37)[1]	(0.41)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.51)	1.90	3.88	6.08	3.73	(0.79)
TOTAL FROM INVESTMENT OPERATIONS	(1.64)	1.57	3.43	5.71	3.36	(1.20)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)	—
Net Asset Value, End of Period	$19.05	$22.72	$26.41	$27.93	$23.84	$22.14
Total Return[2]	(8.18)%	6.52%	12.75%	25.97%	16.36%	(5.14)%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%
Net investment income (loss)	(1.33)%[3]	(1.36)%	(1.68)%	(1.51)%	(1.64)%	(1.69)%
Expense waiver/reimbursement[5]	0.17%[3]	0.12%	0.25%	0.33%	0.35%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,583	$20,182	$25,108	$36,591	$42,298	$61,010
Portfolio turnover	20%	88%	65%	66%	44%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.72	$26.41	$27.93	$23.84	$22.14	$23.34
Income From Investment Operations:
Net investment income (loss)	(0.13)[1]	(0.33)[1]	(0.44)[1]	(0.38)[1]	(0.38)[1]	(0.41)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.51)	1.90	3.87	6.09	3.74	(0.79)
TOTAL FROM INVESTMENT OPERATIONS	(1.64)	1.57	3.43	5.71	3.36	(1.20)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)	—
Net Asset Value, End of Period	$19.05	$22.72	$26.41	$27.93	$23.84	$22.14
Total Return[2]	(8.18)%	6.52%	12.75%	25.97%	16.36%	(5.14)%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%
Net investment income (loss)	(1.33)%[3]	(1.36)%	(1.67)%	(1.54)%	(1.65)%	(1.68)%
Expense waiver/reimbursement[5]	0.10%[3]	0.08%	0.19%	0.27%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,220	$182,689	$182,173	$180,147	$160,295	$172,922
Portfolio turnover	20%	88%	65%	66%	44%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$25.44	$28.82	$29.91	$25.26	$23.24	$24.36
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	(0.21)[1]	(0.31)[1]	(0.25)[1]	(0.27)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.72)	2.09	4.17	6.52	3.95	(0.83)
TOTAL FROM INVESTMENT OPERATIONS	(1.80)	1.88	3.86	6.27	3.68	(1.12)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(2.03)	(5.26)	(4.95)	(1.62)	(1.66)	—
Net Asset Value, End of Period	$21.61	$25.44	$28.82	$29.91	$25.26	$23.24
Total Return[2]	(7.92)%	7.15%	13.43%	26.77%	17.00%	(4.60)%
Ratios to Average Net Assets:
Net expenses	1.94%[3,4]	1.90%[4]	1.90%[4]	1.90%[4]	1.95%[4]	1.95%
Net investment income (loss)	(0.77)%[3]	(0.76)%	(1.07)%	(0.93)%	(1.10)%	(1.14)%
Expense waiver/reimbursement[5]	0.31%[3]	0.31%	0.38%	0.44%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,887	$39,846	$35,789	$34,056	$31,485	$27,715
Portfolio turnover	20%	88%	65%	66%	44%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.94%, 1.90%, 1.90%, 1.90% and 1.95% for the six months ended April 30, 2016 and for the years ended October 31, 2015, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended April 30	2016[1]
Net Asset Value, Beginning of Period	$24.05
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]
Net realized and unrealized loss on investments and foreign currency transactions	(2.45)
TOTAL FROM INVESTMENT OPERATIONS	(2.47)
Net Asset Value, End of Period	$21.58
Total Return[3]	(10.27)%
Ratios to Average Net Assets:
Net expenses	1.49%[4]
Net investment income (loss)	(0.35)%[4]
Expense waiver/reimbursement[5]	0.10%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$65,700
Portfolio turnover	20%[6]
1	Reflects operations for the period from December 30, 2015 (start of performance) to April 30, 2016.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $91,721,193 of securities loaned, $114,228,395 of investment in affiliated holdings and $96,197,020 of investment in affiliated companies (Note 5) (identified cost $646,350,092)		$748,364,347
Cash denominated in foreign currencies (identified cost $822,656)		852,686
Income receivable		207,646
Receivable for investments sold		3,734,163
Receivable for shares sold		460,427
TOTAL ASSETS		753,619,269
Liabilities:
Payable for investments purchased	$5,810,669
Payable for shares redeemed	1,749,413
Payable for collateral due to broker for securities lending	95,564,165
Payable to adviser (Note 5)	46,579
Payable for distribution services fee (Note 5)	178,644
Payable for other service fees (Notes 2 and 5)	241,037
Accrued expenses (Note 5)	257,578
TOTAL LIABILITIES		103,848,085
Net assets for 31,183,445 shares outstanding		$649,771,184
Net Assets Consist of:
Paid-in capital		$580,215,487
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		102,044,292
Accumulated net realized loss on investments and foreign currency transactions		(28,130,076)
Accumulated net investment income (loss)		(4,358,519)
TOTAL NET ASSETS		$649,771,184
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($376,379,740 ÷ 17,465,574 shares outstanding), no par value, unlimited shares authorized	$21.55
Offering price per share (100/94.50 of $21.55)	$22.80
Redemption proceeds per share	$21.55
Class B Shares:
Net asset value per share ($16,583,453 ÷ 870,624 shares outstanding), no par value, unlimited shares authorized	$19.05
Offering price per share	$19.05
Redemption proceeds per share (94.50/100 of $19.05)	$18.00
Class C Shares:
Net asset value per share ($154,220,233 ÷ 8,095,919 shares outstanding), no par value, unlimited shares authorized	$19.05
Offering price per share	$19.05
Redemption proceeds per share (99.00/100 of $19.05)	$18.86
Class R Shares:
Net asset value per share ($36,887,409 ÷ 1,706,805 shares outstanding), no par value, unlimited shares authorized	$21.61
Offering price per share	$21.61
Redemption proceeds per share	$21.61
Institutional Shares:
Net asset value per share ($65,700,349 ÷ 3,044,523 shares outstanding), no par value, unlimited shares authorized	$21.58
Offering price per share	$21.58
Redemption proceeds per share	$21.58
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $223,071 received from affiliated holdings (Note 5))			$2,478,081
Interest (including income on securities loaned of $1,722,145)			1,736,317
TOTAL INCOME			4,214,398
Expenses:
Investment adviser fee (Note 5)		$4,685,850
Administrative fee (Note 5)		281,872
Custodian fees		47,148
Transfer agent fee (Note 2)		593,683
Directors'/Trustees' fees (Note 5)		3,421
Auditing fees		21,062
Legal fees		3,647
Portfolio accounting fees		80,354
Distribution services fee (Note 5)		1,377,453
Other service fees (Notes 2 and 5)		832,263
Share registration costs		46,298
Printing and postage		34,738
Miscellaneous (Note 5)		9,029
TOTAL EXPENSES		8,016,818
Reimbursements, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(48,235)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(466,102)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(6,055)
TOTAL REIMBURSEMENTS, WAIVER AND REDUCTION		(520,392)
Net expenses			7,496,426
Net investment income (loss)			(3,282,028)
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(2,382,957) on sales of investments in affiliated companies (Note 5))			(23,976,701)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(43,876,440)
Net realized and unrealized loss on investments and foreign currency transactions			(67,853,141)
Change in net assets resulting from operations			$(71,135,169)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,282,028)	$(7,675,626)
Net realized gain (loss) on investments and foreign currency transactions	(23,976,701)	73,427,498
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(43,876,440)	(35,059,733)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(71,135,169)	30,692,139
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(46,841,205)	(83,688,012)
Class B Shares	(1,814,674)	(4,701,998)
Class C Shares	(16,172,258)	(35,503,025)
Class R Shares	(3,195,420)	(6,369,928)
Institutional Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(68,023,557)	(130,262,963)
Share Transactions:
Proceeds from sale of shares	144,088,897	314,496,270
Net asset value of shares issued to shareholders in payment of distributions declared	63,446,436	120,343,459
Cost of shares redeemed	(262,162,333)	(200,802,723)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,627,000)	234,037,006
Change in net assets	(193,785,726)	134,466,182
Net Assets:
Beginning of period	843,556,910	709,090,728
End of period (including accumulated net investment income (loss) of $(4,358,519) and $(1,076,491), respectively)	$649,771,184	$843,556,910
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
On December 30, 2015, the Fund's Institutional Shares commenced operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and
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Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense reimbursements, waiver and reduction of $520,392 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$377,546	$(199,996)
Class B Shares	19,760	(13,406)
Class C Shares	128,549	(70,644)
Class R Shares	56,986	(1)
Institutional Shares	10,842	(7,345)
TOTAL	$593,683	$(291,392)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $15,230 of other services for the six months ended April 30, 2016. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$607,311
Class B Shares	22,194
Class C Shares	202,758
TOTAL	$832,263
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$91,721,193	$95,564,165
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Pfd., Series E	3/31/2015	$1,939,999	$637,504
Minerva Neurosciences, Inc.	3/13/2015	$1,284,270	$1,716,810
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/2013	$635,000	$438,624
SteadyMed Ltd., Pfd.	1/26/2015	$3,475,000	$1,514,843
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,595,429	$58,663,970	9,669,635	$267,363,437
Shares issued to shareholders in payment of distributions declared	1,843,870	44,437,276	3,219,354	79,067,350
Shares redeemed	(10,650,792)	(226,699,218)	(5,409,581)	(143,467,663)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,211,493)	$(123,597,972)	7,479,408	$202,963,124

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	115,631	$2,390,313	170,375	$4,133,847
Shares issued to shareholders in payment of distributions declared	81,585	1,741,850	202,444	4,471,984
Shares redeemed	(215,007)	(4,204,249)	(435,135)	(10,477,225)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(17,791)	$(72,086)	(62,316)	$(1,871,394)
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	526,885	$10,659,919	1,118,017	$26,893,516
Shares issued to shareholders in payment of distributions declared	661,890	14,131,345	1,380,572	30,496,839
Shares redeemed	(1,134,079)	(22,230,426)	(1,354,868)	(32,588,580)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	54,696	$2,560,838	1,143,721	$24,801,775

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	273,548	$5,913,240	597,815	$16,105,470
Shares issued to shareholders in payment of distributions declared	129,746	3,135,965	256,290	6,307,286
Shares redeemed	(262,549)	(5,707,490)	(529,755)	(14,269,255)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	140,745	$3,341,715	324,350	$8,143,501

	Period Ended 4/30/2016[1]		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,203,859	$66,461,455	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(159,336)	(3,320,950)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,044,523	$63,140,505	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,989,320)	$(54,627,000)	8,885,163	$234,037,006
1	Reflects operations for the period from December 30, 2015 (date of initial investment) to April 30, 2016.
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $646,350,092. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $102,014,255. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $147,325,706 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,311,451.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, an affiliate of the Adviser reimbursed $291,392 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2016, the Sub-Adviser earned a fee of $3,842,397.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$610,114	$(119,220)
Class B Shares	66,582	—
Class C Shares	608,274	—
Class R Shares	92,483	(55,490)
TOTAL	$1,377,453	$(174,710)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $505,203 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $19,429 in sales charges from the sale of Class A Shares. FSC also retained $56,130, $15,584 and $8,039 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $40,805 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.49% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $467,150.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend Income
*Adesto Technologies Corp.	994,000	—	(395,649)	598,351	$2,884,052	$—
arGEN-x	—	183,400	—	183,400	$2,445,787	—
*BioDelivery Sciences International, Inc.	475,000	—	—	475,000	$1,605,500	—
**Catalyst Pharmaceutical Partners, Inc.	1,500,000	—	(1,500,000)	—	$—	—
*ChannelAdvisor Corp.	327,300	11,400	(13,900)	324,800	$4,047,008	—
Corcept Therapeutics, Inc.	1,439,277	—	—	1,439,277	$6,865,351	—
**Dyax Corp.	188,400	—	(188,400)	—	$—	—
Dyax Corp. -CVR	—	125,000	—	125,000	$138,750	—
Dynavax Technologies Corp.	1,115,500	—	—	1,115,500	$18,305,355	—
Egalet Corp.	475,000	—	(238,000)	237,000	$1,616,340	—
**ExamWorks Group, Inc.	141,700	—	(141,700)	—	$—	—
Galapagos NV	155,000	—	—	155,000	$7,089,306	—
Galapagos NV, ADR	122,066	—	—	122,066	$5,530,810	—
Intersect ENT, Inc.	345,008	16,895	—	361,903	$7,256,155	—
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Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend Income
Minerva Neurosciences, Inc.	195,420	267,000	—	462,420	$2,973,361	$—
Minerva Neurosciences, Inc.	267,000	—	—	267,000	$1,716,810	—
**Minerva Neurosciences, Inc., Warrants	267,000	—	(267,000)	—	$—	—
Ocular Therapeutix, Inc.	324,830	—	(156,430)	168,400	$2,067,952	—
Otonomy, Inc.	225,000	289,529	—	514,529	$7,337,184	—
Premier, Inc.	170,598	—	(22,598)	148,000	$5,003,880	—
Progenics Pharmaceuticals, Inc.	1,958,600	—	—	1,958,600	$10,400,166	—
SCYNEXIS, Inc.	463,800	—	—	463,800	$1,845,924	—
SteadyMed Ltd.	345,900	—	—	345,900	$1,279,830	—
SteadyMed Ltd.	409,417	—	—	409,417	$1,514,843	—
Textura Corp.	348,200	—	—	348,200	$9,188,998	—
**Threshold Pharmaceuticals, Inc., Class THL	386,500	—	(386,500)	—	$—	—
*Townsquare Media LLC	61,000	50,000	(20,000)	91,000	$968,240	—
Zogenix, Inc.	282,000	14,345	—	296,345	$3,037,536	—
Zogenix, Inc., Warrants	1,896,750	—	—	1,896,750	$582,682	—
**Zynerba Pharmaceuticals, Inc.	188,800	—	(188,800)	—	$—	—
TOTAL OF AFFILIATED COMPANIES	15,069,066	957,569	(3,518,977)	12,507,658	$105,701,820	$—
*	At April 30, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At April 30, 2016, the security is no longer held in the Fund's portfolio of investments.
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $48,235. Transactions involving the affiliated holdings during the six months ended April 30, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	117,018,245	70,519,373	187,537,618
Purchases/Additions	226,595,073	106,786,909	333,381,982
Sales/Reductions	(248,049,153)	(158,642,052)	(406,691,205)
Balance of Shares Held 4/30/2016	95,564,165	18,664,230	114,228,395
Value	$95,564,165	$18,664,230	$114,228,395
Dividend Income	$175,882	$47,189	$223,071
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2016, the Fund's expenses were reduced by $6,055 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$139,179,890
Sales	$200,101,620
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
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10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$920.60	$9.31
Class B Shares	$1,000	$918.20	$11.92
Class C Shares	$1,000	$918.20	$11.92
Class R Shares	$1,000	$920.80	$9.26
Institutional Shares	$1,000	$897.30	$4.75[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$9.77
Class B Shares	$1,000	$1,012.43	$12.51
Class C Shares	$1,000	$1,012.43	$12.51
Class R Shares	$1,000	$1,015.22	$9.72
Institutional Shares	$1,000	$1,017.45	$7.47[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.94%
Institutional Shares	1.49%
2	“Actual” expense information for the Fund's Institutional Shares is for the period from December 30, 2015 (date of initial investment) to April 30, 2016. Actual expenses are equal to the Fund's annualized net expense ratio of 0.1.49%, multiplied by 123/366 (to reflect the period from initial investment to April 30, 2016). “Hypothetical” expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2015
Federated kaufmann small CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
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might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund. The Senior Officer noted that the same group that manages the Federated Kaufmann Small Cap Fund did manage a similarly managed sub-advised fund for a lesser fee. However, the Senior Officer noted that the relationship with this similarly managed sub-advised fund was terminated during the fourth quarter of 2014.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. The Board noted that in May 2014, the Senior Officer proposed, and the Board subsequently approved, a reduction in the contractual advisory fee to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers which was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the May 2015 Meetings, Federated proposed and the Board approved reductions to the subadvisory fees under the subadvisory contract for the Fund, effective as of the date of the previous contractual advisory fee reduction. Formerly, the contractual subadvisory fee was 1.175%. The new subadvisory fee will be 1.066%. This sub-advisory fee represents 82% of the current gross advisory fee of 1.30%.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses.
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Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the sub-advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
28534 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
R	FGSKX
Institutional	FGSIX

Federated MDT Mid Cap Growth Strategies Fund
Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2015 through April 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	8.2%
Specialty Retailing	5.5%
IT Services	4.8%
Auto Original Equipment Manufacturers	4.5%
Financial Services	4.2%
Department Stores	3.9%
Cable TV	3.4%
Clothing Stores	3.1%
Airline—Regional	2.7%
Distillers	2.7%
Home Products	2.6%
Telecommunication Equipment & Services	2.6%
Health Care Equipment & Supplies	2.5%
Hotels	2.5%
Ethical Drugs	2.3%
Grocery Chain	2.1%
Rubber	2.0%
Hospitals	2.0%
Airline—National	2.0%
Apparel	1.8%
Specialty Chemicals	1.7%
Aerospace Defense	1.7%
Auto Rentals	1.6%
Services to Medical Professionals	1.5%
Medical Supplies	1.5%
Plastic Containers	1.5%
Auto Manufacturing	1.4%
Biotechnology	1.4%
Home Building	1.3%
Office Equipment	1.3%
Computer Services	1.2%
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Industry Composition	Percentage of Total Net Assets
Diversified Consumer Services	1.2%
Shipbuilding	1.2%
Computer Peripherals	1.2%
Cosmetics & Toiletries	1.0%
Other[2]	12.4%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Aerospace/Defense—1.7%
97,408	[1]	Spirit Aerosystems Holdings, Inc., Class A	$4,592,787
		Airline - National—2.0%
92,593	[1]	Jet Blue Airways Corp.	1,832,415
80,663	[1]	United Continental Holdings, Inc.	3,695,172
		TOTAL	5,527,587
		Airline - Regional—2.7%
25,325		Alaska Air Group, Inc.	1,783,640
7,357		Delta Air Lines, Inc.	306,566
120,804		Southwest Airlines Co.	5,389,066
		TOTAL	7,479,272
		Apparel—1.8%
51,599		PVH Corp.	4,932,864
		Auto Manufacturing—1.4%
135,216		Allison Transmission Holdings, Inc.	3,895,573
		Auto Original Equipment Manufacturers—4.5%
8,527	[1]	LKQ Corp.	273,290
61,739		Lear Corp.	7,108,011
18,457	[1]	O'Reilly Automotive, Inc.	4,848,285
3,686	[1]	Visteon Corp.	293,664
		TOTAL	12,523,250
		Auto Rentals—1.6%
65,289	[1]	United Rentals, Inc.	4,369,793
		Baking—0.1%
20,594		Flowers Foods, Inc.	394,581
		Biotechnology—1.4%
19,487	[1]	Alkermes, Inc.	774,608
37,424	[1]	Charles River Laboratories International, Inc.	2,966,601
		TOTAL	3,741,209
		Cable TV—3.4%
28,896	[1]	AMC Networks, Inc.	1,884,886
433,553	[1]	MSG Networks, Inc.	7,409,421
		TOTAL	9,294,307
		Clothing Stores—3.1%
45,280	[1]	Fossil, Inc.	1,833,840
176,713		Gap (The), Inc.	4,096,207
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3

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
42,780	[1]	Michael Kors Holdings Ltd.	$2,210,015
11,908	[1]	Urban Outfitters, Inc.	361,051
		TOTAL	8,501,113
		Commodity Chemicals—0.1%
4,819		Westlake Chemical Corp.	241,866
		Computer Peripherals—1.2%
140,500		NetApp, Inc.	3,321,420
		Computer Services—1.2%
47,648		Global Payments, Inc.	3,439,233
		Construction Machinery—0.9%
32,026		Joy Global, Inc.	682,154
97,013		Trinity Industries, Inc.	1,892,723
		TOTAL	2,574,877
		Cosmetics & Toiletries—1.0%
108,500		Avon Products, Inc.	511,035
10,708	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	2,230,262
		TOTAL	2,741,297
		Department Stores—3.9%
43,404		Dillards, Inc., Class A	3,057,812
33,400		Kohl's Corp.	1,479,620
159,684		Macy's, Inc.	6,321,889
		TOTAL	10,859,321
		Discount Department Stores—0.6%
28,938		Foot Locker, Inc.	1,777,951
		Distillers—2.7%
47,616		Constellation Brands, Inc., Class A	7,430,953
		Diversified Consumer Services—1.2%
75,041		Block (H&R), Inc.	1,518,830
49,518	[1]	ServiceMaster Global Holdings, Inc.	1,897,530
		TOTAL	3,416,360
		Ethical Drugs—2.3%
59,986	[1]	United Therapeutics Corp.	6,310,527
		Financial Services—4.2%
112,300	[1]	Ally Financial, Inc.	2,000,063
71,707		Ameriprise Financial, Inc.	6,876,701
32,565		Total System Services, Inc.	1,665,374
42,154	[1]	Verifone Systems, Inc.	1,199,703
		TOTAL	11,741,841
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Furniture—0.5%
24,365	[1]	Tempur Sealy International, Inc.	$1,478,225
		Grocery Chain—2.1%
160,883		Kroger Co.	5,693,649
		Health Care Equipment & Supplies—2.5%
65,331	[1]	Edwards Lifesciences Corp.	6,938,805
		Health Care Technology—0.2%
23,882	[1]	VWR Corp.	636,216
		Home Building—1.3%
106,407		D. R. Horton, Inc.	3,198,594
282	[1]	NVR, Inc.	468,484
		TOTAL	3,667,078
		Home Products—2.6%
124,736		Tupperware Brands Corp.	7,243,419
		Hospitals—2.0%
43,750	[1]	HCA, Inc.	3,527,125
32,579	[1]	VCA, Inc.	2,051,500
		TOTAL	5,578,625
		Hotels—2.5%
97,418		Wyndham Worldwide Corp.	6,911,807
		Internet Services—0.3%
15,375		IAC Interactive Corp.	712,477
		IT Services—4.8%
154,484	[1]	Teradata Corp.	3,908,445
35,466	[1]	Vantiv, Inc.	1,934,316
371,127		Western Union Co.	7,422,540
		TOTAL	13,265,301
		Medical Supplies—1.5%
33,300		Cardinal Health, Inc.	2,612,718
44,180	[1]	Hologic, Inc.	1,484,006
		TOTAL	4,096,724
		Metal Fabrication—0.2%
16,400		Timken Co.	584,332
		Miscellaneous Food Products—0.1%
2,340		Ingredion, Inc.	269,311
		Multi-Industry Capital Goods—0.9%
75,933	[1]	HD Supply, Inc.	2,602,983
		Mutual Fund Adviser—0.7%
101,161		Waddell & Reed Financial, Inc., Class A	2,057,615
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Office Equipment—1.3%
170,451		Pitney Bowes, Inc.	$3,574,357
		Oil Refiner—0.9%
32,072		Tesoro Petroleum Corp.	2,555,818
		Optical Reading Equipment—0.3%
13,446	[1]	Zebra Technologies Corp., Class A	841,182
		Paper Products—0.3%
16,973		International Paper Co.	734,422
		Personal Loans—0.5%
7,199	[1]	Credit Acceptance Corp.	1,412,948
		Personnel Agency—0.1%
6,846		Robert Half International, Inc.	262,270
		Pharmaceuticals—0.7%
28,679	[1]	Mallinckrodt PLC	1,793,011
		Plastic Containers—1.5%
10,037		Packaging Corp. of America	651,201
71,578		Sealed Air Corp.	3,389,934
		TOTAL	4,041,135
		Printed Circuit Boards—0.2%
28,619		Jabil Circuit, Inc.	496,826
		Printing—0.8%
120,996		Donnelley (R.R.) & Sons Co.	2,105,330
		Recreational Vehicles—0.5%
6,170		Brunswick Corp.	296,345
24,409		Harley-Davidson, Inc.	1,167,483
		TOTAL	1,463,828
		Regional Banks—0.8%
19,765	[1]	SVB Financial Group	2,061,094
		Rubber—2.0%
195,076		Goodyear Tire & Rubber Co.	5,651,352
		Savings & Loan—0.1%
137,122	[1]	Ocwen Financial Corp.	309,896
		Securities Brokerage—0.7%
70,703		LPL Investment Holdings, Inc.	1,866,559
		Semiconductor Manufacturing Equipment—0.7%
13,664		Applied Materials, Inc.	279,702
21,201		Lam Research Corp.	1,619,756
		TOTAL	1,899,458
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—1.5%
56,488		Quest Diagnostics, Inc.	$4,246,203
		Shipbuilding—1.2%
23,049		Huntington Ingalls Industries, Inc.	3,336,804
		Shoes—0.3%
20,893	[1]	Skechers USA, Inc., Class A	690,514
		Software Packaged/Custom—8.2%
40,027	[1]	Cadence Design Systems, Inc.	928,226
85,148	[1]	Citrix Systems, Inc.	6,968,512
35,797	[1]	Electronic Arts, Inc.	2,214,044
16,978	[1]	F5 Networks, Inc.	1,778,446
43,650	[1]	Red Hat, Inc.	3,202,601
57,551		Symantec Corp.	957,936
38,971	[1]	Tableau Software, Inc.	2,014,801
23,566	[1]	Ultimate Software Group, Inc.	4,632,840
		TOTAL	22,697,406
		Specialty Chemicals—1.7%
303,771		Huntsman Corp.	4,781,356
		Specialty Retailing—5.5%
17,200		Abercrombie & Fitch Co., Class A	459,756
146,670	[1]	Bed Bath & Beyond, Inc.	6,925,758
121,815		GNC Holdings, Inc.	2,967,413
60,626		Nordstrom, Inc.	3,099,807
15,884		Signet Jewelers Ltd.	1,724,367
		TOTAL	15,177,101
		Telecommunication Equipment & Services—2.6%
92,628		Motorola, Inc.	6,964,699
10,800	[1]	NeuStar, Inc., Class A	253,692
		TOTAL	7,218,391
		Transportation—0.1%
26,064	[1]	Hertz Global Holdings, Inc.	241,353
		Undesignated Consumer Cyclicals—0.8%
70,210	[1]	Avis Budget Group, Inc.	1,762,271
29,000		Weight Watchers International, Inc.	375,550
		TOTAL	2,137,821
		TOTAL COMMON STOCKS (IDENTIFIED COST $270,330,233)	272,440,984
Semi-Annual Shareholder Report
7

Shares			Value
		INVESTMENT COMPANY—1.7%
4,766,501	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	$4,766,501
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $275,096,734)[4]	277,207,485
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(467,564)
		TOTAL NET ASSETS—100%	$276,739,921
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.50	$48.23	$47.18	$34.77	$34.05	$32.38
Income From Investment Operations:
Net investment income (loss)	0.04[1]	(0.03)[1]	0.08[1]	0.09[1]	(0.11)[1]	(0.21)[1]
Net realized and unrealized gain (loss) on investments	(1.28)	1.01	6.88	12.32	0.77	1.88
TOTAL FROM INVESTMENT OPERATIONS	(1.24)	0.98	6.96	12.41	0.66	1.67
Less Distributions:
Distributions from net investment income	—	(0.07)	—	—	—	—
Distributions from net realized gain on investments	(8.41)	(6.64)	(5.91)	—	—	—
TOTAL DISTRIBUTIONS	(8.41)	(6.71)	(5.91)	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	0.06[2]	—
Net Asset Value, End of Period	$32.85	$42.50	$48.23	$47.18	$34.77	$34.05
Total Return[3]	(3.59)%	1.96%	16.50%	35.69%	2.11%[2]	5.16%
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.22%	1.22%	1.22%[5]	1.22%	1.19%[5,6]
Net investment income (loss)	0.22%[4]	(0.08)%	0.17%	0.23%	(0.32)%	(0.60)%
Expense waiver/reimbursement[7]	0.10%[4]	0.07%	0.06%	0.11%	0.18%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$219,245	$246,414	$269,537	$257,734	$226,079	$245,823
Portfolio turnover	53%	122%	41%	124%	135%	172%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.21% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22% and 1.18% for the years ended October 31, 2013 and 2011, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.74	$39.84	$40.23	$29.87	$29.48	$28.24
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.29)[1]	(0.22)[1]	(0.17)[1]	(0.32)[1]	(0.42)[1]
Net realized and unrealized gain (loss) on investments	(0.95)	0.83	5.74	10.53	0.66	1.66
TOTAL FROM INVESTMENT OPERATIONS	(1.02)	0.54	5.52	10.36	0.34	1.24
Less Distributions:
Distributions from net realized gain on investments	(8.41)	(6.64)	(5.91)	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	0.05[2]	—
Net Asset Value, End of Period	$24.31	$33.74	$39.84	$40.23	$29.87	$29.48
Total Return[3]	(3.95)%	1.17%	15.66%	34.68%	1.32%[2]	4.39%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.97%	1.97%[5]	1.97%	1.93%[5,6]
Net investment income (loss)	(0.54)%[4]	(0.83)%	(0.58)%	(0.50)%	(1.06)%	(1.35)%
Expense waiver/reimbursement[7]	0.20%[4]	0.14%	0.14%	0.23%	0.31%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,616	$3,322	$4,054	$4,331	$4,239	$6,325
Portfolio turnover	53%	122%	41%	124%	135%	172%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97% and 1.93% for the years ended October 31, 2013 and 2011, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.27	$40.36	$40.68	$30.21	$29.81	$28.55
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.30)[1]	(0.22)[1]	(0.19)[1]	(0.33)[1]	(0.42)[1]
Net realized and unrealized gain (loss) on investments	(0.97)	0.85	5.81	10.66	0.68	1.68
TOTAL FROM INVESTMENT OPERATIONS	(1.04)	0.55	5.59	10.47	0.35	1.26
Less Distributions:
Distributions from net realized gain on investments	(8.41)	(6.64)	(5.91)	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	0.05[2]	—
Net Asset Value, End of Period	$24.82	$34.27	$40.36	$40.68	$30.21	$29.81
Total Return[3]	(3.94)%	1.18%	15.66%	34.66%	1.34%[2]	4.41%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.97%	1.97%[5]	1.97%	1.94%[5,6]
Net investment income (loss)	(0.54)%[4]	(0.83)%	(0.58)%	(0.53)%	(1.07)%	(1.34)%
Expense waiver/reimbursement[7]	0.14%[4]	0.09%	0.10%	0.14%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,150	$11,509	$12,666	$12,032	$9,843	$10,733
Portfolio turnover	53%	122%	41%	124%	135%	172%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97% and 1.93% for the years ended October 13, 2013 and 2011, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$40.74	$46.63	$46.02	$34.07	$33.53	$32.04
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.23)[1]	(0.17)[1]	(0.12)[1]	(0.29)[1]	(0.36)[1]
Net realized and unrealized gain (loss) on investments	(1.21)	0.98	6.69	12.07	0.77	1.85
TOTAL FROM INVESTMENT OPERATIONS	(1.25)	0.75	6.52	11.95	0.48	1.49
Less Distributions:
Distributions from net realized gain on investments	(8.41)	(6.64)	(5.91)	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	0.06[2]	—
Net Asset Value, End of Period	$31.08	$40.74	$46.63	$46.02	$34.07	$33.53
Total Return[3]	(3.81)%	1.49%	15.89%	35.07%	1.61%[2]	4.65%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.69%	1.72%	1.67%[5]	1.72%	1.70%[5,6]
Net investment income (loss)	(0.27)%[4]	(0.55)%	(0.37)%	(0.30)%	(0.83)%	(1.04)%
Expense waiver/reimbursement[7]	0.05%[4]	0.01%	0.08%	0.03%	0.09%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,780	$1,831	$2,150	$4,532	$2,156	$1,483
Portfolio turnover	53%	122%	41%	124%	135%	172%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.69% for the years ended October 31, 2013 and 2011, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$43.14	$48.88	$47.63	$35.01	$34.20	$32.44
Income From Investment Operations:
Net investment income (loss)	0.08[1]	0.08[1]	0.20[1]	0.20[1]	(0.03)[1]	(0.12)[1]
Net realized and unrealized gain (loss) on investments	(1.29)	1.01	6.96	12.42	0.78	1.88
TOTAL FROM INVESTMENT OPERATIONS	(1.21)	1.09	7.16	12.62	0.75	1.76
Less Distributions:
Distributions from net investment income	—	(0.19)	—	—	—	—
Distributions from net realized gain on investments	(8.41)	(6.64)	(5.91)	—	—	—
TOTAL DISTRIBUTIONS	(8.41)	(6.83)	(5.91)	—	—	—
Regulatory Settlement Proceeds	—	—	—	—	0.06[2]	—
Net Asset Value, End of Period	$33.52	$43.14	$48.88	$47.63	$35.01	$34.20
Total Return[3]	(3.45)%	2.19%	16.80%	36.05%	2.37%[2]	5.43%
Ratios to Average Net Assets:
Net expenses	0.97%[4]	0.97%	0.97%	0.97%[5]	0.97%	0.93%[5,6]
Net investment income (loss)	0.46%[4]	0.19%	0.43%	0.48%	(0.09)%	(0.35)%
Expense waiver/reimbursement[7]	0.07%[4]	0.05%	0.07%	0.11%	0.11%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,950	$49,554	$75,756	$93,618	$82,490	$26,835
Portfolio turnover	53%	122%	41%	124%	135%	172%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97% and 0.92% for the years ended October 31, 2013 and 2011, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $4,766,501 of investment in an affiliated holding (Note 5) (identified cost $275,096,734)		$277,207,485
Income receivable		69,185
Receivable for investments sold		5,411,226
Receivable for shares sold		142,969
Other assets		9,375
TOTAL ASSETS		282,840,240
Liabilities:
Payable for investments purchased	$5,403,624
Payable for shares redeemed	467,026
Payable to adviser (Note 5)	10,958
Payable for distribution services fee (Note 5)	8,799
Payable for other service fees (Notes 2 and 5)	111,963
Accrued expenses (Note 5)	97,949
TOTAL LIABILITIES		6,100,319
Net assets for 8,529,121 shares outstanding		$276,739,921
Net Assets Consist of:
Paid-in capital		$276,891,161
Net unrealized appreciation of investments		2,110,751
Accumulated net realized loss on investments		(2,299,747)
Undistributed net investment income		37,756
TOTAL NET ASSETS		$276,739,921
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($219,244,583 ÷ 6,673,881 shares outstanding), no par value, unlimited shares authorized	$32.85
Offering price per share (100/94.50 of $32.85)	$34.76
Redemption proceeds per share	$32.85
Class B Shares:
Net asset value per share ($2,615,957 ÷ 107,588 shares outstanding), no par value, unlimited shares authorized	$24.31
Offering price per share	$24.31
Redemption proceeds per share (94.50/100 of $24.31)	$22.97
Class C Shares:
Net asset value per share ($10,149,697 ÷ 408,930 shares outstanding), no par value, unlimited shares authorized	$24.82
Offering price per share	$24.82
Redemption proceeds per share (99.00/100 of $24.82)	$24.57
Class R Shares:
Net asset value per share ($1,780,019 ÷ 57,272 shares outstanding), no par value, unlimited shares authorized	$31.08
Offering price per share	$31.08
Redemption proceeds per share	$31.08
Institutional Shares:
Net asset value per share ($42,949,665 ÷ 1,281,450 shares outstanding), no par value, unlimited shares authorized	$33.52
Offering price per share	$33.52
Redemption proceeds per share	$33.52
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $8,246 received from an affiliated holding (Note 5)			$2,020,795
Expenses:
Investment adviser fee (Note 5)		$1,050,921
Administrative fee (Note 5)		109,576
Custodian fees		14,337
Transfer agent fee (Note 2)		202,984
Directors'/Trustees' fees (Note 5)		1,432
Auditing fees		12,565
Legal fees		2,931
Portfolio accounting fees		58,307
Distribution services fee (Note 5)		53,763
Other service fees (Notes 2 and 5)		287,944
Share registration costs		35,672
Printing and postage		20,015
Miscellaneous (Note 5)		5,807
TOTAL EXPENSES		1,856,254
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(52,223)
Reimbursement of other operating expenses (Notes 2 and 5)	(89,315)
TOTAL WAIVERS AND REIMBURSEMENTS		(141,538)
Net expenses			1,714,716
Net investment income			306,079
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(100,223)
Net change in unrealized appreciation of investments			(11,152,030)
Net realized and unrealized loss on investments			(11,252,253)
Change in net assets resulting from operations			$(10,946,174)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$306,079	$(240,674)
Net realized gain (loss) on investments	(100,223)	65,149,653
Net change in unrealized appreciation/depreciation of investments	(11,152,030)	(55,935,007)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,946,174)	8,973,972
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(346,797)
Institutional Shares	—	(286,817)
Distributions from net realized gain on investments
Class A Shares	(48,444,393)	(36,726,907)
Class B Shares	(776,411)	(667,440)
Class C Shares	(2,789,000)	(2,027,731)
Class R Shares	(385,426)	(311,311)
Institutional Shares	(9,725,855)	(10,339,645)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,121,085)	(50,706,648)
Share Transactions:
Proceeds from sale of shares	19,558,576	21,228,341
Net asset value of shares issued to shareholders in payment of distributions declared	57,538,948	47,265,286
Cost of shares redeemed	(39,921,070)	(78,293,355)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	37,176,454	(9,799,728)
Change in net assets	(35,890,805)	(51,532,404)
Net Assets:
Beginning of period	312,630,726	364,163,130
End of period (including undistributed (distributions in excess of) net investment income of $37,756 and $(268,323), respectively)	$276,739,921	$312,630,726
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
Class B Shares were closed to new accounts/investors on June 1, 2015, and were closed to new purchases/exchanges by existing shareholders on August 1, 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and
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Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $141,538 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$162,724	$(73,644)
Class B Shares	3,390	(2,317)
Class C Shares	9,292	(5,341)
Class R Shares	2,787	(77)
Institutional Shares	24,791	(7,936)
TOTAL	$202,984	$(89,315)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$271,475
Class B Shares	3,517
Class C Shares	12,952
TOTAL	$287,944
For the six months ended April 30, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	520,171	$16,590,914	251,886	$11,173,128
Shares issued to shareholders in payment of distributions declared	1,306,600	44,424,389	799,513	34,139,213
Shares redeemed	(951,477)	(31,187,232)	(841,012)	(37,374,450)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	875,294	$29,828,071	210,387	$7,937,891

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—-	$—-	12,967	$465,391
Shares issued to shareholders in payment of distributions declared	30,734	775,726	18,436	629,242
Shares redeemed	(21,592)	(574,986)	(34,717)	(1,221,561)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	9,142	$200,740	(3,314)	$(126,928)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	34,680	$888,101	36,146	$1,294,014
Shares issued to shareholders in payment of distributions declared	101,405	2,612,212	54,179	1,877,852
Shares redeemed	(62,993)	(1,585,560)	(68,330)	(2,467,271)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	73,092	$1,914,753	21,995	$704,595

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	5,258	$169,554	8,887	$380,525
Shares issued to shareholders in payment of distributions declared	11,328	365,101	7,249	297,934
Shares redeemed	(4,265)	(130,620)	(17,282)	(727,507)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	12,321	$404,035	(1,146)	$(49,048)
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,098	$1,910,007	175,799	$7,915,283
Shares issued to shareholders in payment of distributions declared	270,173	9,361,520	238,637	10,321,045
Shares redeemed	(190,464)	(6,442,672)	(815,710)	(36,502,566)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	132,807	$4,828,855	(401,274)	$(18,266,238)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,102,656	$37,176,454	(173,352)	$(9,799,728)
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $275,096,734. The net unrealized appreciation of investments for federal tax purposes was $2,110,751. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,269,014 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,158,263.
At October 31, 2015, the Fund had a capital loss carryforward of $806,753 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$806,753	NA	$806,753
As a result of the September 2012 tax-free transfer of assets from Performance Leaders Equity Fund, certain capital loss carryforwards listed above may be limited.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2015, for federal income tax purposes, a late year ordinary loss of $268,323 was deferred to November 1, 2015.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Adviser voluntarily waived $49,371 of its fee and voluntarily reimbursed $89,315 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$10,552
Class C Shares	38,857
Class R Shares	4,354
TOTAL	$53,763
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $11,190 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $4,628 in sales charges from the sale of Class A Shares. FSC also retained $742 of CDSC relating to redemptions of Class B Shares and $115 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC received $20,237 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expense allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $2,852. Transactions involving the affiliated holding during the six months ended April 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2015	5,674,153
Purchases/Additions	30,518,698
Sales/Reductions	(31,426,350)
Balance of Shares Held 4/30/2016	4,766,501
Value	$4,766,501
Dividend Income	$8,246
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$148,008,805
Sales	$171,154,123
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. Subsequent events
On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016. Beginning September 1, 2016, the Class R Shares will be re-designated as Class R6 Shares and will be available to new accounts as well as new purchases by existing shareholders.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$964.10	$5.96
Class B Shares	$1,000	$960.50	$9.60
Class C Shares	$1,000	$960.60	$9.60
Class R Shares	$1,000	$961.90	$8.34
Institutional Shares	$1,000	$965.50	$4.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.12
Class B Shares	$1,000	$1,015.07	$9.87
Class C Shares	$1,000	$1,015.07	$9.87
Class R Shares	$1,000	$1,016.36	$8.57
Institutional Shares	$1,000	$1,020.04	$4.87
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.71%
Institutional Shares	0.97%
Semi-Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2015
Federated MDT Mid cap growth strategies fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
30

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
31

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report
32

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
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In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
Semi-Annual Shareholder Report
34

The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172529
CUSIP 314172198
8010409 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2015 through April 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Equity Securities	53.5%
U.S. Treasury Securities	10.4%
International Equity Securities	8.2%
Collateral on Deposit for Securities Sold Short	8.2%
Adjustment for Futures Contracts (notional value)[2]	4.9%
Exchange-Traded Funds	1.5%
Purchased Put Options	0.8%
Purchased Call Options	0.1%
Other Derivative Contracts[3]	0.1%
Futures Contracts—Short (notional value)[2]	(5.1)%
Securities Sold Short	(8.2)%
Cash Equivalents[4]	25.9%
Other Assets and Liabilities—Net[5]	(0.3)%
TOTAL	100.0%
At April 30, 2016, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	25.8%
Health Care	24.1%
Consumer Discretionary	14.2%
Consumer Staples	13.5%
Financials	9.5%
Industrials	6.7%
Telecommunication Services	3.9%
Materials	2.1%
Energy	0.2%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2016 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—61.7%
		Aerospace & Defense—1.3%
10,000		Boeing Co.	$1,348,000
10,000		General Dynamics Corp.	1,405,200
10,000		Orbital ATK, Inc.	870,000
		TOTAL	3,623,200
		Airlines—2.0%
60,000		Delta Air Lines, Inc.	2,500,200
50,000		Southwest Airlines Co.	2,230,500
20,000	[1]	United Continental Holdings Inc.	916,200
		TOTAL	5,646,900
		Auto Components—0.6%
20,000		BorgWarner, Inc.	718,400
30,000		Bridgestone Corp.	1,108,848
		TOTAL	1,827,248
		Automobiles—0.9%
200,000		Ford Motor Co.	2,712,000
		Beverages—2.5%
16,000		Diageo PLC	1,733,280
30,000		PepsiCo, Inc.	3,088,800
50,000		The Coca-Cola Co.	2,240,000
		TOTAL	7,062,080
		Biotechnology—4.6%
50,000	[1]	Aimmune Therapeutics, Inc.	647,500
20,000		Amgen, Inc.	3,166,000
20,000	[1]	Bluebird Bio, Inc.	887,000
120,000	[1]	Catabasis Pharmaceuticals, Inc.	529,200
14,000	[1]	Celgene Corp.	1,447,740
40,000	[1,2]	Dynavax Technologies Corp.	656,400
26,000		Gilead Sciences, Inc.	2,293,460
80,000	[1]	Merrimack Pharmaceuticals, Inc.	566,400
20,000	[1]	Radius Health, Inc.	712,000
20,000	[1]	Spark Therapeutics, Inc.	717,800
400,000	[1]	Sunesis Pharmaceuticals, Inc.	204,760
50,000	[1]	Versartis, Inc.	453,000
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Biotechnology—continued
10,000	[1]	Vertex Pharmaceuticals, Inc.	$843,400
		TOTAL	13,124,660
		Capital Markets—0.0%
5,000		Virtual Financial, Inc., Class A	104,250
		Chemicals—1.3%
10,000		PPG Industries, Inc.	1,103,900
30,000		RPM International, Inc.	1,515,900
4,000		Sherwin-Williams Co.	1,149,240
		TOTAL	3,769,040
		Communications Equipment—1.1%
120,000		Cisco Systems, Inc.	3,298,800
		Construction & Engineering—0.4%
1,000,000		China Railway Construction Corp., Class H	1,259,724
		Consumer Finance—0.5%
50,000	[1]	Synchrony Financial	1,528,500
		Diversified Financial Services—1.6%
15,000	[1]	Berkshire Hathaway, Inc., Class B	2,182,200
10,000		Intercontinental Exchange, Inc.	2,400,300
		TOTAL	4,582,500
		Diversified Telecommunication Services—2.4%
100,000		AT&T, Inc.	3,882,000
60,000		Verizon Communications, Inc.	3,056,400
		TOTAL	6,938,400
		Electronic Equipment Instruments & Components—0.2%
20,000		FLIR Systems, Inc.	604,200
		Energy Equipment & Services—0.1%
100,000	[1]	Independence Contract Drilling, Inc.	398,000
		Food & Staples Retailing—2.6%
100,000		Ahold N.V.	2,177,549
20,000		CVS Health Corp.	2,010,000
30,000		Wal-Mart Stores, Inc.	2,006,100
15,000		Walgreens Boots Alliance, Inc.	1,189,200
		TOTAL	7,382,849
		Food Products—0.4%
10,000		Smucker (J.M.) Co.	1,269,800
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—0.9%
24,000		Medtronic PLC	$1,899,600
50,000	[1]	Novocure Ltd.	645,000
		TOTAL	2,544,600
		Health Care Providers & Services—3.7%
15,000		Cardinal Health, Inc.	1,176,900
30,000	[1]	Centene Corp.	1,858,800
10,000		CIGNA Corp.	1,385,400
10,000		McKesson Corp.	1,678,200
12,000		UnitedHealth Group, Inc.	1,580,160
15,000		Universal Health Services, Inc., Class B	2,005,200
12,000	[1]	WellCare Health Plans, Inc.	1,079,880
		TOTAL	10,764,540
		Hotels, Restaurants & Leisure —1.1%
20,000		McDonald's Corp.	2,529,800
40,000	[1]	Planet Fitness, Inc.	614,400
		TOTAL	3,144,200
		Household Durables—1.5%
40,000		CalAtlantic Group, Inc.	1,294,800
80,000		KB HOME	1,085,600
17,240		Newell Brands, Inc.	785,110
60,000		Pulte Group, Inc.	1,103,400
		TOTAL	4,268,910
		Household Products—0.7%
25,000		Procter & Gamble Co.	2,003,000
		Insurance—2.8%
30,000		Allstate Corp.	1,951,500
30,000		American International Group, Inc.	1,674,600
20,000		Chubb Ltd.	2,357,200
10,000		Reinsurance Group of America	952,200
10,000		RenaissanceRe Holdings Ltd.	1,109,100
		TOTAL	8,044,600
		Internet & Catalog Retail—1.3%
2,600	[1]	Amazon.com, Inc.	1,714,934
1,400	[1]	Priceline.com, Inc.	1,881,124
		TOTAL	3,596,058
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Internet Software & Services—3.0%
4,000	[1]	Alphabet, Inc., Class A	$2,831,520
4,000	[1]	Alphabet, Inc., Class C	2,772,040
20,000	[1]	Facebook, Inc., Class A	2,351,600
50,000	[1]	Twitter, Inc.	731,000
		TOTAL	8,686,160
		IT Services—1.2%
15,000	[1]	Black Knight Financial Services, Inc., Class A	479,700
30,000	[1]	Cognizant Technology Solutions Corp., Class A	1,751,100
30,000	[1]	PayPal, Inc.	1,175,400
		TOTAL	3,406,200
		Machinery—0.5%
1,400,000		CRRC Corp. Ltd.	1,361,940
		Media—1.0%
30,000		Comcast Corp., Class A	1,822,800
20,000	[1]	DISH Network Corp., Class A	985,800
		TOTAL	2,808,600
		Metals & Mining—0.0%
21,575	[1]	Barisan Gold Corp.	430
		Multiline Retail—0.5%
10,000		Dollar General Corp.	819,100
20,000	[1]	Ollie's Bargain Outlet Holding, Inc.	529,000
		TOTAL	1,348,100
		Personal Products—0.6%
40,000		Unilever NV	1,760,800
		Pharmaceuticals—5.7%
10,000	[1]	Allergan PLC	2,165,600
22,000		Bristol-Myers Squibb Co.	1,587,960
16,000	[1]	Jazz Pharmaceuticals PLC	2,411,200
20,000		Johnson & Johnson	2,241,600
200,000	[1]	KemPharm, Inc.	3,312,000
80,000		Pfizer, Inc.	2,616,800
20,000	[1]	Revance Therapeutics, Inc.	367,600
30,000		Teva Pharmaceutical Industries Ltd., ADR	1,633,500
		TOTAL	16,336,260
		Real Estate Investment Trusts (REITs)—0.7%
15,000	[1]	MGM Growth Properties LLC	331,050
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate Investment Trusts (REITs)—continued
25,000		Prologis, Inc.	$1,135,250
20,000		STORE Capital Corp.	513,400
		TOTAL	1,979,700
		Semiconductors & Semiconductor Equipment—3.8%
120,000		Applied Materials, Inc.	2,456,400
60,000		Intel Corp.	1,816,800
30,000		Lam Research Corp.	2,292,000
50,000		Qualcomm, Inc.	2,526,000
20,000	[1]	Solaredge Technologies, Inc.	535,800
50,000		Teradyne, Inc.	945,500
10,000		Xilinx, Inc.	430,800
		TOTAL	11,003,300
		Software—4.5%
20,000	[1]	Check Point Software Technologies Ltd.	1,657,400
20,000	[1]	Cyber-Ark Software Ltd.	816,800
15,000		Fair Isaac & Co., Inc.	1,600,650
30,000	[1]	Fortinet, Inc.	975,300
60,000		Microsoft Corporation	2,992,200
60,000		Oracle Corp.	2,391,600
20,000	[1]	Red Hat, Inc.	1,467,400
20,000	[1]	VMware, Inc., Class A	1,138,200
		TOTAL	13,039,550
		Specialty Retail—1.9%
15,000		Home Depot, Inc.	2,008,350
20,000		Ross Stores, Inc.	1,135,600
30,000		TJX Cos., Inc.	2,274,600
		TOTAL	5,418,550
		Technology Hardware Storage & Peripherals—2.0%
40,000		Apple, Inc.	3,749,600
30,000		EMC Corp.	783,300
1,000		Samsung Electronics Co. Ltd.	1,087,396
		TOTAL	5,620,296
		Thrifts & Mortgage Finance—0.2%
30,000	[1]	Essent Group Ltd.	612,600
		Tobacco—1.6%
26,000		Philip Morris International, Inc.	2,551,120
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Tobacco—continued
40,000		Reynolds American, Inc.	$1,984,000
		TOTAL	4,535,120
		TOTAL COMMON STOCKS (IDENTIFIED COST $166,045,256)	177,415,665
		TRADE FINANCE NOTES—0.0%
		Oil, Natural Gas & Mining—0.0%
$217,080	[1,3]	PT BUMI Uninsured, 11.4370%, 8/26/2016 (IDENTIFIED COST $192,035)	43,416
		U.S. TREASURY—10.4%[4]
12,000,000		United States Treasury Bill, 0.229%, 07/14/2016	11,995,919
18,000,000	[5]	United States Treasury Bill, 0.316%, 05/12/2016	17,999,274
		TOTAL U.S. TREASURY (IDENTIFIED COST $29,992,754)	29,995,193
		EXCHANGE-TRADED FUNDS—1.5%
120,000	[1]	Sprott Physical Gold Trust	1,290,000
450,000	[1]	Sprott Physical Silver Trust	3,087,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,057,338)	4,377,000
		PURCHASED PUT OPTIONS—0.8%
		Index—0.8%
1,000		iShares China Large-Cap ETF, Strike Price $36, Expiration Date 5/20/2016	256,000
1,000		SPDR S&P 500 ETF Trust, Strike Price $140, Expiration Date 1/20/2017	129,500
2,000		SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 1/20/2017	534,000
6,000		SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 6/17/2016	75,000
800		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 7/15/2016	161,600
7,200		SPDR S&P 500 ETF Trust, Strike Price $195, Expiration Date 5/20/2016	342,000
3,000		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 6/17/2016	781,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $4,309,861)	2,279,600
		PURCHASED CALL OPTIONS—0.1%
		Airlines—0.0%
600		Delta Air Lines Inc, Strike Price $50, Expiration Date 5/20/2016	1,500
		Banks—0.0%
1,000		JPMorgan Chase & Co, Strike Price $65, Expiration Date 5/20/2016	46,000
		Index—0.1%
4,000		Financial Select Sector SPDR, Strike Price $24, Expiration Date 5/20/2016	46,000
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED CALL OPTIONS—continued
		Index—continued
1,600		Industrial Select Sector SPDR, Strike Price $58, Expiration Date 6/17/2016	$67,200
		TOTAL	113,200
		Technology Hardware Storage & Peripherals—0.0%
650		Western Digital Corp, Strike Price $55, Expiration Date 7/15/2016	17,225
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $512,086)	177,925
		INVESTMENT COMPANY—25.9%
74,679,700	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[6] (AT NET ASSET VALUE)	74,679,700
		TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $279,789,030)[7]	288,968,499
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[8]	(1,230,356)
		TOTAL NET ASSETS—100%	$287,738,143
Securities Sold Short
Shares		Value in U.S. Dollars
150,000	iShares MSCI EAFE ETF	$8,764,500
600,000	iShares MSCI Japan ETF	6,852,000
30,000	SPDR S&P MidCap 400 ETF Trust	7,975,500
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $24,511,749)	$23,592,000
At April 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[1]Russell 2000 Index Futures, Short Futures	40	$4,510,400	June 2016	$(260,930)
1S&P 500 Index Futures, Short Futures	20	$10,295,500	June 2016	$(438,315)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(699,245)
Semi-Annual Shareholder Report

At April 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/2/2016	BNY Mellon	1,287,405,100 KRW	$1,133,963	$(4,066)
5/9/2016	JPMorgan	2,875,000 EUR	$3,261,988	$30,918
5/9/2016	JPMorgan	2,900,000 EUR	$3,184,250	$137,290
5/9/2016	JPMorgan	3,900,000 GBP	$5,528,128	$170,503
5/9/2016	JPMorgan	3,900,000 GBP	$5,655,363	$43,267
6/15/2016	JPMorgan	$6,275,000	685,917,049 JPY	$(179,900)
Contracts Sold:
5/9/2016	JPMorgan	5,775,000 EUR	$6,445,330	$(169,117)
5/9/2016	JPMorgan	7,800,000 GBP	$11,285,628	$(111,632)
6/15/2016	JPMorgan	$6,275,000	691,007,141 JPY	$227,801
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$145,064
Net Unrealized Appreciation (Depreciation) on value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated company or holding.
3	Issuer in default.
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short and outstanding short futures contracts.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $279,716,389.
8	Assets, other than investments in securities, less liabilities. See Statement of Asset and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$153,860,098	$—	$—	$153,860,098
International	16,560,110	6,995,457	—	23,555,567
Debt Securities:
Trade Finance Notes	—	—	43,416	43,416
U.S. Treasury	—	29,995,193	—	29,995,193
Exchange-Traded Funds	4,377,000	—	—	4,377,000
Purchased Put Options	2,279,600	—	—	2,279,600
Purchased Call Options	177,925	—	—	177,925
Investment Company	74,679,700	—	—	74,679,700
TOTAL SECURITIES	$251,934,433	$36,990,650	$43,416	$288,968,499
Other Financial Instruments:[1]
Assets	$—	$609,779	$—	$609,779
Liabilities	(24,295,311)	(460,649)	—	(24,755,960)
OTHER FINANCIAL INSTRUMENTS	$(24,295,311)	$149,130	$—	$(24,146,181)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
KRW	—South Korean Won
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.28	$10.07	$9.47	$9.50	$9.89	$10.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.00)[2]	0.05	0.08	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.43)	0.34	0.55	(0.03)	(0.30)	0.21
TOTAL FROM INVESTMENT OPERATIONS	(0.44)	0.34	0.60	0.05	(0.34)	0.17
Less Distributions:
Distributions from net investment income	—	(0.13)	(0.00)[2]	(0.03)	(0.05)	(0.38)
Return of capital[3]	—	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	—	(0.13)	(0.00) [2]	(0.08)	(0.05)	(0.38)
Net Asset Value, End of Period	$9.84	$10.28	$10.07	$9.47	$9.50	$9.89
Total Return[4]	(4.28)%	3.45%	6.38%	0.53%	(3.41)%	1.74%
Ratios to Average Net Assets:
Net expenses	1.57%[5]	1.50%	1.26%	1.24%	1.26%	1.26%[6]
Net expenses excluding dividends and other expenses related to short sales	1.29%[5]	1.32%	1.26%	1.24%	1.24%	1.24%[6]
Net investment income (loss)	(0.20)%[5]	0.03%	0.49%	0.90%	(0.45)%	(0.41)%
Expense waiver/reimbursement[7]	0.13%[5]	0.12%	0.15%	0.18%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,261	$94,755	$88,588	$112,417	$175,186	$257,503
Portfolio turnover	73%	94%	117%	198%	182%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.26% for the year ended October 31, 2011, after taking into account these expense reductions. The net expense ratio excluding dividends and other expenses related to short sales are also calculated without reduction for these expenses offset arrangements.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.17	$9.91	$9.39	$9.41	$9.82	$9.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.07)	(0.03)	0.01	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.42)	0.33	0.55	(0.03)	(0.29)	0.21
TOTAL FROM INVESTMENT OPERATIONS	(0.47)	0.26	0.52	(0.02)	(0.41)	0.10
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	(0.27)
Net Asset Value, End of Period	$9.70	$10.17	$9.91	$9.39	$9.41	$9.82
Total Return[3]	(4.62)%	2.62%	5.59%	(0.21)%	(4.18)%	1.08%
Ratios to Average Net Assets:
Net expenses	2.32%[4]	2.24%	2.03%	1.99%	2.01%	2.01%[5]
Net expenses excluding dividends and other expenses related to short sales	2.04%[4]	2.07%	2.03%	1.99%	1.99%	1.99%[5]
Net investment income (loss)	(0.94)%[4]	(0.70)%	(0.28)%	0.16%	(1.21)%	(1.15)%
Expense waiver/reimbursement[6]	0.13%[4]	0.13%	0.15%	0.18%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,038	$7,517	$11,193	$17,267	$34,029	$60,018
Portfolio turnover	73%	94%	117%	198%	182%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.01% for the year ended October 31, 2011, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.12	$9.86	$9.35	$9.37	$9.77	$9.96
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.07)	(0.03)	0.01	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.41)	0.33	0.54	(0.03)	(0.29)	0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.46)	0.26	0.51	(0.02)	(0.40)	0.09
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	(0.28)
Net Asset Value, End of Period	$9.66	$10.12	$9.86	$9.35	$9.37	$9.77
Total Return[3]	(4.55)%	2.64%	5.50%	(0.21)%	(4.09)%	0.98%
Ratios to Average Net Assets:
Net expenses	2.31%[4]	2.24%	2.04%	1.99%	2.01%	2.01%[5]
Net expenses excluding dividends and other expenses related to short sales	2.04%[4]	2.07%	2.04%	1.99%	1.99%	1.99%[5]
Net investment income (loss)	(0.95)%[4]	(0.71)%	(0.28)%	0.15%	(1.19)%	(1.16)%
Expense waiver/reimbursement[6]	0.13%[4]	0.13%	0.15%	0.18%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,743	$63,406	$70,323	$87,659	$147,819	$207,932
Portfolio turnover	73%	94%	117%	198%	182%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.01% year ended October 31, 2011, after taking into account this expense reduction. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.35	$10.14	$9.52	$9.56	$9.95	$10.15
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	0.02	0.07	0.11	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.43)	0.35	0.55	(0.04)	(0.29)	0.22
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	0.37	0.62	0.07	(0.31)	0.20
Less Distributions:
Distributions from net investment income	—	(0.16)	(0.00)[2]	(0.05)	(0.08)	(0.40)
Return of capital[3]	—	—	—	(0.06)	—	—
TOTAL DISTRIBUTIONS	—	(0.16)	(0.00) [2]	(0.11)	(0.08)	(0.40)
Net Asset Value, End of Period	$9.92	$10.35	$10.14	$9.52	$9.56	$9.95
Total Return[4]	(4.15)%	3.69%	6.56%	0.75%	(3.11)%	2.08%
Ratios to Average Net Assets:
Net expenses	1.32%[5]	1.27%	1.04%	0.99%	1.01%	1.01%[6]
Net expenses excluding dividends and other expenses related to short sales	1.04%[5]	1.07%	1.04%	0.99%	0.99%	0.99%[6]
Net investment income (loss)	0.02%[5]	0.22%	0.72%	1.18%	(0.20)%	(0.17)%
Expense waiver/reimbursement[7]	0.13%[5]	0.11%	0.14%	0.18%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$135,697	$106,928	$36,380	$27,681	$81,598	$90,569
Portfolio turnover	73%	94%	117%	198%	182%	129%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.01% for the year ended October 31, 2011, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $74,679,700 of investment in an affiliated holding and $656,400 of investment in an affiliated company (Note 5) (identified cost $279,789,030)		$288,968,499
Deposit at broker for short sales		23,465,147
Restricted cash (Note 2)		666,000
Cash denominated in foreign currencies (identified cost $243,782)		250,945
Receivable for investments sold, net of reserve of $3,172,840 (Note 9)		1,549,856
Unrealized appreciation on foreign exchange contracts		609,779
Income receivable		371,337
Receivable for shares sold		247,522
Receivable for daily variation margin on futures		115,300
TOTAL ASSETS		316,244,385
Liabilities:
Securities sold short, at value (proceeds $24,511,749)	$23,592,000
Payable for investments purchased	3,513,655
Payable for shares redeemed	740,623
Unrealized depreciation on foreign exchange contracts	464,715
Payable for distribution services fee (Note 5)	41,885
Payable for other service fees (Notes 2 and 5)	21,107
Payable for investment adviser fee (Note 5)	10,968
Payable for administrative fee (Note 5)	1,236
Accrued expenses (Note 5)	120,053
TOTAL LIABILITIES		28,506,242
Net assets for 29,256,617 shares outstanding		$287,738,143
Net Assets Consists of:
Paid-in capital		$718,400,381
Net unrealized appreciation of investments, futures contracts, short sales, certain receivables and translation of assets and liabilities in foreign currency		6,380,032
Accumulated net realized loss on investments, futures contracts, short sales and foreign currency transactions		(436,122,783)
Accumulated net investment income (loss)		(919,487)
TOTAL NET ASSETS		$287,738,143
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($85,260,746 ÷ 8,665,047 shares outstanding), no par value, unlimited shares authorized	$9.84
Offering price per share (100/94.50 of $9.84)	$10.41
Redemption proceeds per share	$9.84
Class B Shares:
Net asset value per share ($6,037,649 ÷ 622,462 shares outstanding), no par value, unlimited shares authorized	$9.70
Offering price per share	$9.70
Redemption proceeds per share (94.50/100 of $9.70)	$9.17
Class C Shares:
Net asset value per share ($60,742,642 ÷ 6,291,176 shares outstanding), no par value, unlimited shares authorized	$9.66
Offering price per share	$9.66
Redemption proceeds per share (99.00/100 of $9.66)	$9.56
Institutional Shares:
Net asset value per share ($135,697,106 ÷ 13,677,932 shares outstanding), no par value, unlimited shares authorized	$9.92
Offering price per share	$9.92
Redemption proceeds per share	$9.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Interest		$58,372
Dividends (including $243,065 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $25,466)		1,970,962
TOTAL INCOME		2,029,334
Expenses:
Investment adviser fee (Note 5)	$1,123,312
Administrative fee (Note 5)	117,124
Custodian fees	11,052
Transfer agent fees	207,053
Directors'/Trustees' fees (Note 5)	1,222
Auditing fees	18,137
Legal fees	130,249
Distribution services fee (Note 5)	259,524
Other service fees (Notes 2 and 5)	202,044
Portfolio accounting fees	86,036
Share registration costs	34,102
Printing and postage	22,603
Dividends and expenses related to short positions	412,516
Miscellaneous (Note 5)	7,054
TOTAL EXPENSES	2,632,028
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(184,523)
Waiver of other operating expenses (Note 2)	(14,076)
TOTAL WAIVERS AND REIMBURSEMENT		$(198,599)
Net expenses		2,433,429
Net investment income (loss)		(404,095)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales, Certain Receivables and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $1,054,289 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions		(10,289,948)
Net realized gain on futures contracts		873,605
Net realized gain on short sales		3,630,012
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency		(5,600,738)
Net change in unrealized depreciation of futures contracts		1,308,263
Net change in unrealized appreciation on short sales		(2,607,330)
Net realized and unrealized loss on investments, futures contracts, short sales, certain receivables and foreign currency transactions		(12,686,136)
Change in net assets resulting from operations		$(13,090,231)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(404,095)	$(362,748)
Net realized gain (loss) on investments, including allocation from affiliated investment company shares, futures contracts, short sales and foreign currency transactions	(5,786,331)	10,681,548
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales, certain receivables and translation of assets and liabilities in foreign currency	(6,899,805)	(4,624,274)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,090,231)	5,694,526
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(1,150,185)
Institutional Shares	—	(570,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,720,483)
Share Transactions:
Proceeds from sale of shares	91,851,090	123,072,360
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,473,536
Cost of shares redeemed	(63,628,179)	(62,398,575)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,222,911	62,147,321
Change in net assets	15,132,680	66,121,364
Net Assets:
Beginning of period	272,605,463	206,484,099
End of period (including accumulated net investment income (loss) and distributions in excess of net investment income $(919,487) and $(515,392), respectively)	$287,738,143	$272,605,463
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of fourteen diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
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securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursement of $198,599 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended April 30, 2016, an unaffiliated third-party waived $14,076 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$115,536
Class B Shares	8,448
Class C Shares	78,060
TOTAL	$202,044
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage country, duration and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $31,363,900. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination.
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Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $764,938 and $855,044, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended April 30, 2016, the net realized gain on short sales was $3,630,012.
Option Contracts
The Fund buys/sells put and call options to increase return and to manage country, currency, individual security, market and sector/asset risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the
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premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased options held by the Fund throughout the period was $5,735,004. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$609,779	Unrealized depreciation on foreign exchange contracts	$464,715
Equity contracts	Total investments in securities, at value	2,457,525		—
Equity contracts	Receivable for daily variation margin on futures	(699,245)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,368,059		$464,715
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Options Purchased	Forward Exchange Contracts	Total
Foreign exchange contracts	$—	$(72,426)	$110,801	$38,375
Equity contracts	$873,605	$434,022	$—	$1,307,627
TOTAL	$873,605	$361,596	$110,801	$1,346,002

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Options Purchased	Forward Exchange Contracts	Total
Foreign exchange contracts	$—	$—	$14,097	$14,097
Equity contracts	$1,308,263	$192,066	$—	$1,500,329
TOTAL	$1,308,263	$192,066	$14,097	$1,514,426
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,075,434	$10,892,339	2,524,520	$26,115,312
Shares issued to shareholders in payment of distributions declared	—	—	105,262	1,053,668
Shares redeemed	(1,629,834)	(16,360,250)	(2,209,206)	(22,735,504)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(554,400)	$(5,467,911)	420,576	$4,433,476
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	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	19,531	$197,777
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(116,766)	(1,161,683)	(410,261)	(4,161,999)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(116,766)	$(1,161,683)	(390,730)	$(3,964,222)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	668,574	$6,634,594	681,192	$6,945,031
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(641,212)	(6,354,974)	(1,549,861)	(15,668,389)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	27,362	$279,620	(868,669)	$(8,723,358)

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,290,205	$74,324,157	8,619,085	$89,814,240
Shares issued to shareholders in payment of distributions declared	—	—	41,736	419,868
Shares redeemed	(3,943,905)	(39,751,272)	(1,918,171)	(19,832,683)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,346,300	$34,572,885	6,742,650	$70,401,425
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,702,496	$28,222,911	5,903,827	$62,147,321
4. FEDERAL TAX INFORMATION
At April 31, 2016, the cost of investments for federal tax purposes was $279,716,389. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; (b) outstanding foreign currency commitments; (c) securities sold short; and (d) futures contracts was $9,252,110. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,626,030 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,373,920.
At October 31, 2015, the Fund had a capital loss carryforward of $402,569,442 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for
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a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire and is required to be utilized prior to the losses which have Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$11,640,590	$3,886,849	$15,527,439
2017	$257,322,572	NA	$257,322,572
2018	$111,074,244	NA	$111,074,244
2019	$18,645,187	NA	$18,645,187
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2015, for federal income tax purposes, a late year ordinary loss of $515,392 was deferred to November 1, 2015.
At October 31, 2015, for federal tax purposes, the Fund had $33,062 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Adviser voluntarily waived $137,896 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2016, the Sub-Adviser earned a fee of $46,736.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$25,344
Class C Shares	234,180
TOTAL	$259,524
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $32,121 of fees paid by the Fund. For the six months ended April 30, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $11,081 in sales charges from the sale of Class A Shares. For the six months ended April 30, 2016, FSC also retained $801, $4,994 and $3,173 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Interfund Transactions
During the six months ended April 30, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $607,422.
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Other Service Fees
For the six months ended April 30, 2016, FSSC received $7,540 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, premiums for risk insurance policies on certain portfolio securities, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04%, 2.04% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies for six months ended April 30, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend Income
Dynavax Technologies Corp.	—	40,000	—	40,000	$656,400	$—
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $46,627. Transactions with the affiliated holding during the six months ended April 30, 2016, were as follows:
	Federated Prime Institutional Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Holdings Transactions
Balance of Shares Held 10/31/2015	26,531,646	1,378,553	27,910,199
Purchases/Additions	156,067,266	12,027	156,079,293
Sales/Reductions	(107,919,212)	(1,390,580)	(109,309,792)
Balance of Shares Held 4/30/2016	74,679,700	—	74,679,700
Value	$74,679,700	$—	$74,679,700
Dividend Income	$155,318	$87,747	$243,065
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Money Market Obligations Trust. (MMOT), which is managed by Federated Investment Management Company, an affiliate of the Adviser. MMOT is an open-end management company, registered under the Act. Federated Institutional Prime Value Obligations Fund (PVOF), a portfolio of MMOT, is a money market fund that seeks to maintain a stable NAV of $1.00 per Share. PVOF's investment objective is to provide current income consistent with stability of principal and liquidity. A copy of PVOF‘s financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$ 161,028,329
Sales	$ 166,177,668
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $1,108,346 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$957.20	$7.64
Class B Shares	$1,000	$953.80	$11.27
Class C Shares	$1,000	$954.50	$11.23
Institutional Shares	$1,000	$958.50	$6.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.06	$7.87
Class B Shares	$1,000	$1,013.33	$11.61
Class C Shares	$1,000	$1,013.38	$11.56
Institutional Shares	$1,000	$1,018.30	$6.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.57%
Class B Shares	2.32%
Class C Shares	2.31%
Institutional Shares	1.32%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
federated Absolute Return fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
Semi-Annual Shareholder Report

might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the ederated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2015 through April 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	28.5%
Utilities	18.4%
Health Care	18.1%
Telecommunication Services	17.3%
Energy	7.7%
Financials	4.6%
Consumer Discretionary	3.1%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2016 (unaudited)
Shares		Value
	COMMON STOCKS—97.7%
	Consumer Discretionary—3.1%
3,094,555	McDonald's Corp.	$391,430,262
	Consumer Staples—28.5%
8,218,841	Altria Group, Inc.	515,403,519
6,060,000	Diageo PLC	163,734,295
3,440,385	General Mills, Inc.	211,033,216
2,152,600	Kimberly-Clark Corp.	269,483,994
6,044,440	Kraft Heinz Co./The	471,889,431
955,700	PepsiCo, Inc.	98,398,872
5,468,478	Philip Morris International, Inc.	536,567,061
5,582,105	Procter & Gamble Co.	447,238,253
7,852,454	Reynolds American, Inc.	389,481,718
3,337,050	The Coca-Cola Co.	149,499,840
6,548,567	Unilever PLC	293,660,505
	TOTAL	3,546,390,704
	Energy—7.7%
42,189,000	BP PLC	232,713,582
4,050,749	Chevron Corp.	413,905,533
3,530,000	Exxon Mobil Corp.	312,052,000
	TOTAL	958,671,115
	Financials—4.6%
2,055,000	Digital Realty Trust, Inc.	180,798,900
2,225,500	National Retail Properties, Inc.	97,387,880
2,632,014	Omega Healthcare Investors	88,883,113
3,308,725	Ventas, Inc.	205,537,997
	TOTAL	572,607,890
	Health Care—18.1%
8,700,000	AbbVie, Inc.	530,700,000
26,806,773	GlaxoSmithKline PLC	570,763,291
1,675,985	Johnson & Johnson	187,844,399
8,418,010	Merck & Co., Inc.	461,643,668
6,090,812	Sanofi	503,188,393
	TOTAL	2,254,139,751
	Telecommunication Services—17.3%
14,390,134	AT&T, Inc.	558,625,002
10,547,910	BCE, Inc.	494,651,330
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
10,598,241		Verizon Communications, Inc.	$539,874,397
174,349,989		Vodafone Group PLC	563,829,846
		TOTAL	2,156,980,575
		Utilities—18.4%
2,088,015		American Electric Power Co., Inc.	132,588,953
2,150,000		Consolidated Edison Co.	160,390,000
3,147,295		Dominion Resources, Inc.	224,937,174
5,718,859		Duke Energy Corp.	450,531,712
37,812,919		National Grid PLC	539,707,383
9,226,905		PPL Corp.	347,300,704
8,663,068		Southern Co.	434,019,707
		TOTAL	2,289,475,633
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,064,699,278)	12,169,695,930
		INVESTMENT COMPANY—1.8%
228,166,032	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[2] (AT NET ASSET VALUE)	228,166,032
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $10,292,865,310)[3]	12,397,861,962
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	56,847,051
		TOTAL NET ASSETS—100%	$12,454,709,013
At April 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
4/29/2016	National Australia Bank Ltd.	5,341,516 EUR	$6,097,448	$18,857
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Semi-Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$8,807,447,305	$—	$—	$8,807,447,305
International	494,651,330	2,867,597,295	—	3,362,248,625
Investment Company	228,166,032	—	—	228,166,032
TOTAL SECURITIES	$9,530,264,667	$2,867,597,295	$—	$12,397,861,962
OTHER FINANCIAL INSTRUMENTS*
Assets	$18,857	$—	$—	$18,857
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$18,857	$—	$—	$18,857
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
EUR	—Euro
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.06	$6.25	$5.78	$5.08	$4.69	$4.36
Income From Investment Operations:
Net investment income	0.09	0.18	0.30	0.18	0.19	0.17[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.26	0.08	0.50	0.70	0.39	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.26	0.80	0.88	0.58	0.49
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.30)	(0.18)	(0.19)	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(0.27)	(0.03)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.38)	(0.45)	(0.33)	(0.18)	(0.19)	(0.16)
Net Asset Value, End of Period	$6.03	$6.06	$6.25	$5.78	$5.08	$4.69
Total Return[3]	6.42%	4.45%	14.30%	17.85%	12.63%	11.50%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.05%	1.05%	1.05%	1.05%[5]	1.05%[5]
Net investment income	3.04%[4]	3.07%	5.06%	3.46%	3.83%	3.67%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.13%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,873,414	$2,358,470	$2,277,514	$1,944,577	$1,531,723	$992,799
Portfolio turnover	9%	16%	17%	25%	20%	17%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05% and 1.05% for the years ended October 31, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.07	$6.26	$5.79	$5.08	$4.70	$4.37
Income From Investment Operations:
Net investment income	0.09	0.14	0.26	0.15	0.15	0.13[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.26	0.08	0.50	0.71	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.22	0.76	0.86	0.53	0.46
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.26)	(0.15)	(0.15)	(0.13)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(0.27)	(0.03)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.38)	(0.41)	(0.29)	(0.15)	(0.15)	(0.13)
Net Asset Value, End of Period	$6.04	$6.07	$6.26	$5.79	$5.08	$4.70
Total Return[3]	6.02%	3.68%	13.44%	17.18%	11.56%	10.67%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.80%	1.80%	1.80%	1.80%[5]	1.80%[5]
Net investment income	2.28%[4]	2.31%	4.27%	2.69%	3.05%	2.95%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.13%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,929,558	$1,592,942	$1,361,583	$1,021,307	$667,700	$328,987
Portfolio turnover	9%	16%	17%	25%	20%	17%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80% and 1.80% for the years October 31, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.09	$6.27	$5.80	$5.09	$4.70	$4.38
Income From Investment Operations:
Net investment income	0.09	0.20	0.32	0.20	0.20	0.18[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.27	0.09	0.50	0.71	0.39	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.29	0.82	0.91	0.59	0.49
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.32)	(0.20)	(0.20)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.29)	(0.27)	(0.03)	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.39)	(0.47)	(0.35)	(0.20)	(0.20)	(0.17)
Net Asset Value, End of Period	$6.06	$6.09	$6.27	$5.80	$5.09	$4.70
Total Return[3]	6.52%	4.87%	14.53%	18.30%	12.87%	11.48%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%	0.80%	0.80%[5]	0.80%[5]
Net investment income	3.27%[4]	3.31%	5.29%	3.73%	4.11%	3.89%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.13%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,651,738	$5,961,135	$5,750,788	$4,902,127	$4,662,436	$3,263,920
Portfolio turnover	9%	16%	17%	25%	20%	17%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 0.80% for the years ended October 31, 2012 and 2011, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $228,166,032 of investment in an affiliated holding (Note 5) (identified cost $10,292,865,310)		$12,397,861,962
Cash denominated in foreign currencies (identified cost $162)		163
Income receivable		26,463,042
Receivable for investments sold		907,951
Receivable for shares sold		87,768,068
Unrealized appreciation on foreign exchange contracts		18,857
TOTAL ASSETS		12,513,020,043
Liabilities:
Payable for investments purchased	$38,476,512
Payable for shares redeemed	15,145,986
Income distribution payable	3,541
Payable to adviser (Note 5)	436,958
Payable for distribution services fee (Note 5)	1,160,185
Payable for other service fees (Notes 2 and 5)	2,061,037
Accrued expenses (Note 5)	1,026,811
TOTAL LIABILITIES		58,311,030
Net assets for 2,057,777,182 shares outstanding		$12,454,709,013
Net Assets Consist of:
Paid-in capital		$10,514,036,459
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,104,959,547
Accumulated net realized loss on investments and foreign currency transactions		(170,677,125)
Undistributed net investment income		6,390,132
TOTAL NET ASSETS		$12,454,709,013
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,873,413,528 ÷ 476,140,687 shares outstanding), no par value, unlimited shares authorized	$6.03
Offering price per share (100/94.50 of $6.03)	$6.38
Redemption proceeds per share	$6.03
Class C Shares:
Net asset value per share ($1,929,557,873 ÷ 319,265,482 shares outstanding), no par value, unlimited shares authorized	$6.04
Offering price per share	$6.04
Redemption proceeds per share (99.00/100 of $6.04)	$5.98
Institutional Shares:
Net asset value per share ($7,651,737,612 ÷ 1,262,371,013 shares outstanding), no par value, unlimited shares authorized	$6.06
Offering price per share	$6.06
Redemption proceeds per share	$6.06
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $390,672 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $723,687)		$211,441,964
Expenses:
Investment adviser fee (Note 5)	$38,840,280
Administrative fee (Note 5)	4,049,747
Custodian fees	450,379
Transfer agent fee	4,097,131
Directors'/Trustees' fees (Note 5)	35,398
Auditing fees	12,034
Legal fees	3,139
Portfolio accounting fees	96,423
Distribution services fee (Note 5)	6,199,120
Other service fees (Notes 2 and 5)	5,096,615
Share registration costs	120,525
Printing and postage	149,572
Miscellaneous (Note 5)	26,564
TOTAL EXPENSES	59,176,927
Waiver/reimbursement of investment adviser fee (Note 5)	(6,193,240)
Net expenses	52,983,687
Net investment income		158,458,277
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(170,677,114)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		712,924,789
Net realized and unrealized gain on investments and foreign currency transactions		542,247,675
Change in net assets resulting from operations		$700,705,952
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$158,458,277	$299,455,587
Net realized gain (loss) on investments and foreign currency transactions	(170,677,114)	469,225,429
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	712,924,789	(337,671,645)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	700,705,952	431,009,371
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(39,421,525)	(70,612,785)
Class C Shares	(20,541,214)	(34,033,049)
Institutional Shares	(108,795,188)	(191,881,175)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(112,457,959)	(100,376,006)
Class C Shares	(76,119,832)	(60,443,413)
Institutional Shares	(281,905,363)	(253,178,559)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(639,241,081)	(710,524,987)
Share Transactions:
Proceeds from sale of shares	3,442,870,164	2,739,143,854
Net asset value of shares issued to shareholders in payment of distributions declared	508,953,781	550,611,984
Cost of shares redeemed	(1,471,126,217)	(2,487,578,860)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,480,697,728	802,176,978
Change in net assets	2,542,162,599	522,661,362
Net Assets:
Beginning of period	9,912,546,414	9,389,885,052
End of period (including undistributed net investment income of $6,390,132 and $16,689,782, respectively)	$12,454,709,013	$9,912,546,414
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Board has ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level
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14

expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $6,193,240 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,030,242
Class C Shares	2,066,373
TOTAL	$5,096,615
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $12,488 and $4,779, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$18,857
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(691,434)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$18,857
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	129,361,807	$753,546,550	109,065,993	$651,390,612
Shares issued to shareholders in payment of distributions declared	25,503,913	142,815,747	26,198,446	157,315,958
Shares redeemed	(67,799,074)	(388,841,537)	(110,743,261)	(657,421,353)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	87,066,646	$507,520,760	24,521,178	$151,285,217

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	69,717,888	$406,838,818	66,765,099	$398,625,388
Shares issued to shareholders in payment of distributions declared	15,065,141	84,276,552	13,333,823	80,214,522
Shares redeemed	(27,925,839)	(161,303,932)	(35,331,675)	(209,818,346)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	56,857,190	$329,811,438	44,767,247	$269,021,564

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	391,815,444	$2,282,484,796	282,628,960	$1,689,127,854
Shares issued to shareholders in payment of distributions declared	50,091,568	281,861,482	51,957,788	313,081,504
Shares redeemed	(158,924,188)	(920,980,748)	(272,221,621)	(1,620,339,161)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	282,982,824	$1,643,365,530	62,365,127	$381,870,197
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	426,906,660	$2,480,697,728	131,653,552	$802,176,978
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $10,292,865,310. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $2,104,996,652. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,279,679,412 and net unrealized depreciation from investments for those securities having an excess of cost over value of $174,682,760.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the Adviser voluntarily waived $6,073,115 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended April 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$6,199,120
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, FSC retained $1,234,538 of fees paid by the Fund. For the six months ended April 30, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $684,587 in sales charges from the sale of Class A Shares. FSC also retained $13,108 of CDSC relating to redemptions of Class A Shares and $117,288 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2016 FSSC received $14,231 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Adviser reimbursed $120,125. Transactions involving the affiliated holding during the six months ended April 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2015	106,538,329
Purchases/Additions	1,398,125,136
Sales/Reductions	(1,276,497,433)
Balance of Shares Held 4/30/2016	228,166,032
Value	$228,166,032
Dividend Income	$390,672
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$2,820,470,707
Sales	$966,158,633
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 24, 2016, the Fund will offer Class R6 Shares.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,064.20	$5.39
Class C Shares	$1,000	$1,060.20	$9.22
Institutional Shares	$1,000	$1,065.20	$4.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.64	$5.27
Class C Shares	$1,000	$1,015.91	$9.02
Institutional Shares	$1,000	$1,020.89	$4.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Strategic Value dividend fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
32939 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2016
Share Class	Ticker
A	FDRAX
Institutional	FDRIX

Federated Managed Risk Fund
Fund Established 2013

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2015 through April 30, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2016, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Securities Sold Short	(1.2)%
Derivative Contracts—Short (notional value)[2]	(0.7)%
Domestic Equity Securities	27.4%
International Equity Securities	16.5%
Domestic Fixed-Income Securities	11.4%
Trade Finance Agreements	9.4%
U.S. Treasury Securities	8.0%
U.S. Government Agency Mortgage-Backed Securities	3.3%
International Fixed-Income Securities	2.2%
Adjustment for Derivative Contracts (notional value)[2]	0.7%
Floating Rate Loan	0.6%
Foreign Governments/Agencies	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Derivative Contracts[3]	(1.0)%
Other Security Types[4]	5.3%
Cash Equivalents[5]	14.1%
Other Assets and Liabilities—Net[6]	2.9%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of exchange-traded funds, purchased put options, purchased call options and warrants.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2016 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—25.8%
		Consumer Discretionary—1.8%
170		Big Lots, Inc.	$7,796
68		Comcast Corp., Class A	4,132
105		Darden Restaurants, Inc.	6,536
132	[1]	Diamond Resorts International, Inc.	2,800
349		Ford Motor Co.	4,732
94		Home Depot, Inc.	12,586
258	[1]	Houghton Mifflin Harcourt Co.	5,292
138		Lowe's Cos., Inc.	10,491
89		M.D.C. Holdings, Inc.	2,190
176		Sinclair Broadcast Group, Inc.	5,644
170	[1]	Starz Series A	4,626
80		TJX Cos., Inc.	6,066
35		Target Corp.	2,782
39	[1]	Tempur Sealy International, Inc.	2,366
86	[1]	Tenneco, Inc.	4,584
168	[1]	WCI Communities, Inc.	2,685
20		Walt Disney Co.	2,065
		TOTAL	87,373
		Consumer Staples—1.8%
197		Altria Group, Inc.	12,354
77		Campbell Soup Co.	4,752
130		ConAgra Foods, Inc.	5,793
113		Energizer Holdings, Inc.	4,914
74		General Mills, Inc.	4,539
31		Kimberly-Clark Corp.	3,881
609		Koninklijke Ahold NV- ADR	13,295
86		Philip Morris International, Inc.	8,438
92		PepsiCo, Inc.	9,472
53		Spectrum Brands Holdings, Inc.	6,021
68	[1]	TreeHouse Foods, Inc.	6,011
243		Vector Group Ltd.	5,249
31		Wal-Mart Stores, Inc.	2,073
		TOTAL	86,792
Semi-Annual Shareholder Report
2

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—1.8%
106		Baker Hughes, Inc.	$5,126
155		Canadian Natural Resources Ltd.	4,653
266		ENI S.p.A, ADR	8,717
127		Exxon Mobil Corp.	11,227
68		Imperial Oil Ltd.	2,255
58		Marathon Petroleum Corp.	2,267
1,292	[1]	McDermott International, Inc.	5,866
133		National Oilwell Varco, Inc.	4,793
218	[1]	Newfield Exploration Co.	7,902
405		Noble Corp. PLC	4,548
120		PBF Energy, Inc.	3,862
219		Suncor Energy, Inc.	6,432
154		Technip SA	2,161
25		Tesoro Petroleum Corp.	1,992
245		Valero Energy Corp.	14,423
		TOTAL	86,224
		Financials—7.9%
64		Allstate Corp.	4,163
90		American Financial Group, Inc., Ohio	6,220
375		American International Group, Inc.	20,933
212		Argo Group International Holdings Ltd.	11,654
276		BGC Partners, Inc., Class A	2,506
554		Bank of America Corp.	8,066
53	[1]	Chubb Ltd.	6,247
23		CME Group, Inc.	2,114
665		CNO Financial Group, Inc.	12,216
287	[1]	Colony Starwood Homes	6,994
69		Digital Realty Trust, Inc.	6,071
44		Discover Financial Services	2,476
140		EPR Properties	9,223
570		FNB Corp.	7,535
114		First American Financial Corp.	4,106
382		First Potomac Realty Trust	3,213
274		Flushing Financial Corp.	5,466
216		General Growth Properties, Inc.	6,054
450		Great Western Bancorp, Inc.	14,184
Semi-Annual Shareholder Report
3

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
180		Hanover Insurance Group, Inc.	$15,437
536		Hartford Financial Services Group, Inc.	23,788
168		Healthcare Realty Trust, Inc.	5,087
109		Highwoods Properties, Inc.	5,094
425	[1]	Hilltop Holdings, Inc.	8,441
165		Hospitality Properties Trust	4,222
341		Invesco Mortgage Capital, Inc.	4,382
630		Investors Bancorp, Inc.	7,277
296		JPMorgan Chase & Co.	18,707
134		LaSalle Hotel Properties	3,203
1,029		Lexington Realty Trust	9,035
194		MB Financial, Inc.	6,743
464		Maiden Holdings Ltd.	5,675
42		Marsh & McLennan Cos., Inc.	2,652
259		NASDAQ, Inc.	15,983
827		New Residential Investment Corp.	10,007
584		Old Republic International Corp.	10,798
47		PNC Financial Services Group	4,126
303		Popular, Inc.	9,005
8		Public Storage	1,958
303		Radian Group, Inc.	3,875
141		STAG Industrial, Inc.	2,814
119		STORE Capital Corp.	3,055
109		Sun Communities, Inc.	7,398
313		Synovus Financial Corp.	9,753
361		Talmer Bancorp, Inc., Class A	7,003
21		The Travelers Cos., Inc.	2,308
107		U.S. Bancorp	4,568
406		Umpqua Holdings Corp.	6,427
39		Vornado Realty Trust	3,733
44		Wells Fargo & Co.	2,199
295		WSFS Financial Corp.	10,071
141	[1]	Western Alliance Bancorp	5,158
		TOTAL	379,423
		Health Care—2.9%
72		Amgen, Inc.	11,397
Semi-Annual Shareholder Report
4

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
132		Aetna, Inc.	$14,820
41	[1]	Amsurg Corp.	3,320
56		Anthem, Inc.	7,883
155	[1]	Capital Senior Living Corp.	3,109
108		Cardinal Health, Inc.	8,474
161		Gilead Sciences, Inc.	14,202
173		Johnson & Johnson	19,390
202		Merck & Co., Inc.	11,078
134	[1]	Medicines Co.	4,769
100		Owens & Minor, Inc.	3,639
266		Pfizer, Inc.	8,701
267		Teva Pharmaceutical Industries, Ltd., ADR	14,538
79	[1]	Wellcare Health Plans, Inc.	7,109
231	[1]	Wright Medical Group NV	4,338
		TOTAL	136,767
		Industrials—3.5%
194		Actuant Corp.	5,182
135		Alaska Air Group, Inc.	9,508
144		Apogee Enterprises, Inc.	5,967
177		Barnes Group, Inc.	5,751
99		Boeing Co.	13,345
99		Curtiss Wright Corp.	7,581
85		Deluxe Corp.	5,336
369		Donnelley (R.R.) & Sons Co.	6,421
88		Dun & Bradstreet Corp.	9,716
34		Eaton Corp PLC	2,151
154	[1]	FTI Consulting, Inc.	6,206
81		Fluor Corp.	4,427
202		General Electric Co.	6,212
118		General Dynamics Corp.	16,581
188		Hexcel Corp.	8,511
61		Huntington Ingalls Industries, Inc.	8,831
32		Ingersoll-Rand PLC	2,097
388		Masco Corp.	11,916
156		Nielsen Holdings PLC	8,134
26		Northrop Grumman Corp.	5,363
Semi-Annual Shareholder Report
5

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
23		Stanley Black & Decker, Inc.	$2,574
40		Unifirst Corp.	4,335
21		United Technologies Corp.	2,192
73		Waste Management, Inc.	4,292
130		Werner Enterprises, Inc.	3,294
		TOTAL	165,923
		Information Technology—3.0%
180		Apple, Inc.	16,873
199		Avnet, Inc.	8,183
261	[1]	Benchmark Electronics, Inc.	5,069
472		Brooks Automation, Inc.	4,465
95		CA, Inc.	2,818
318	[1]	CIENA Corp.	5,352
678		Cisco Systems, Inc.	18,638
157		CSRA, Inc.	4,076
38	[1]	Cavium, Inc.	1,876
158		Computer Sciences Corp.	5,234
283	[1]	Cypress Semiconductor Corp.	2,555
84		EMC Corp. Mass	2,193
35	[1]	ePlus, Inc.	2,814
170		Hewlett Packard Enterprise Co.	2,832
88		Intel Corp.	2,665
175	[1]	Infoblox, Inc.	2,928
32		International Business Machines Corp.	4,670
79		Juniper Networks, Inc.	1,849
361		Microsoft Corp.	18,003
325		Maxim Integrated Products, Inc.	11,609
51		Oracle Corp.	2,033
105	[1]	Q2 Holdings, Inc.	2,511
49		Science Applications International Corp.	2,601
34		TE Connectivity Ltd.	2,022
272	[1]	Unisys Corporation	2,097
113	[1]	Verint Systems, Inc.	3,824
72	[1]	ViaSat, Inc.	5,522
		TOTAL	145,312
Semi-Annual Shareholder Report
6

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—1.0%
165		Avery Dennison Corp.	$11,981
45		Bemis Co., Inc.	2,258
279	[1]	Berry Plastics Group, Inc.	10,049
88		Cabot Corp.	4,293
79		Dow Chemical Co.	4,156
167		Olin Corp.	3,639
214	[1]	Summit Materials, Inc., Class A	4,473
241		Worthington Industries, Inc.	9,098
		TOTAL	49,947
		Telecommunication Services—0.6%
94		BCE, Inc.	4,409
120		CenturyLink, Inc.	3,714
405		Verizon Communications	20,631
		TOTAL	28,754
		Utilities—1.5%
274		Aqua America, Inc.	8,675
191		Atmos Energy Corp.	13,857
89		Duke Energy Corp.	7,011
101		Entergy Corp.	7,593
64		FirstEnergy Corp.	2,086
214		NiSource, Inc.	4,860
97		Pinnacle West Capital Corp.	7,047
212		Portland General Electric Co.	8,421
46		Public Service Enterprises Group, Inc.	2,122
255		TECO Energy, Inc.	7,081
62		UGI Corp.	2,495
		TOTAL	71,248
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,153,904)	1,237,763
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Commercial Mortgage—0.2%
$10,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047 (IDENTIFIED COST $10,799)	10,497
Semi-Annual Shareholder Report
7

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—0.4%
	Consumer Cyclical - Automotive—0.1%
$5,000	American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	$5,141
	Consumer Cyclical - Retailers—0.1%
2,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	2,167
	Financial Institution - Banking—0.1%
5,000	Comerica, Inc., 3.800%, 7/22/2026	4,937
	Technology—0.1%
5,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	5,181
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,972)	17,426
	U.S. TREASURIES—7.3%
	U.S. Treasury Bonds—4.6%
5,000	U.S. Treasury Bond, 2.500%, 2/15/2046	4,832
60,000	U.S. Treasury Bond, 3.000%, 11/15/2045	64,217
9,062	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	8,815
11,008	U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	11,530
39,422	U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	46,309
19,025	U.S. Treasury Inflation-Protected Bond, Series TIPS of , 1.375%, 2/15/2044	21,391
18,868	U.S. Treasury Inflation-Protected Bond, Series TIPS of , 2.375%, 1/15/2025	22,525
33,953	U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	39,535
	TOTAL	219,154
	U.S. Treasury Notes—2.7%
35,900	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	36,497
15,187	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	15,501
2,000	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	2,052
4,065	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,249
21,744	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	23,352
15,283	U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,776
9,986	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	10,062
20,878	U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	21,069
Semi-Annual Shareholder Report
8

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$2,000		U.S. Treasury Note, 1.625%, 2/15/2026	$1,966
		TOTAL	130,524
		TOTAL U.S. TREASURIES (IDENTIFIED COST $337,330)	349,678
		EXCHANGE-TRADED FUNDS—5.1%
		Financials—5.1%
1,851		iShares Dow Jones U.S. Real Estate Index Fund	141,916
7,012	[1]	PowerShares DB Commodity Index Tracking Fund	102,235
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $273,870)	244,151
		PURCHASED PUT OPTIONS—0.2%
70		SPDR S&P 500 ETF Trust (Put-Option) Strike Price: 180; Expiration Date: 6/17/2016	3,395
17		SPDR S&P 500 ETF Trust (Put-Option) Strike Price: 200; Expiration Date: 6/17/2016	4,429
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $68,511)	7,824
		INVESTMENT COMPANIES—59.9%[2]
1,034		Emerging Markets Fixed Income Core Fund	37,265
2,932		Federated Bank Loan Core Fund	28,972
11,559		Federated Emerging Markets Equity Fund, Institutional Shares	94,552
450,141		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3]	450,141
50,469		Federated Intermediate Corporate Bond Fund, Institutional Shares	471,381
24,418		Federated International Leaders Fund, Class R6 Shares	720,088
7,648		Federated Kaufmann Large Cap Fund, Class R6 Shares	141,705
18,617		Federated Mortgage Core Portfolio	185,989
55,647		Federated Project and Trade Finance Core Fund	518,626
3,348		Federated Prudent Bear Fund, Institutional Shares	71,815
23,893		High Yield Bond Portfolio	145,509
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,979,082)	2,866,043
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $4,840,468)[4]	4,733,382
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	53,648
		TOTAL NET ASSETS—100%	$4,787,030
Semi-Annual Shareholder Report
9

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 2-Year Long Futures	1	$218,625	June 2016	$13
1S&P 500 E-Mini Index Short Futures	10	$1,029,550	June 2016	$(43,858)
[1]United States Treasury Notes 5-Year Short Futures	1	$120,914	June 2016	$178
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(43,667)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $4,840,441.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$99,724	$—	$—	$99,724
Domestic	1,138,039	—	—	1,138,039
Debt Securities:
Commercial Mortgage-Backed Security	—	10,497	—	10,497
Corporate Bonds	—	17,426	—	17,426
U.S. Treasuries	—	349,678	—	349,678
Exchange-Traded Funds	244,151	—	—	244,151
Purchased Put Options	7,824	—	—	7,824
Investment Companies[1]	1,949,682	—	—	2,866,043
TOTAL SECURITIES	$3,439,420	$377,601	$—	$4,733,382
Other Financial Instruments[2]
Assets	$191	$—	$—	$191
Liabilities	(43,858)	—	—	(43,858)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(43,667)	$—	$—	$(43,667)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $916,361 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
TIPS	—Treasury Inflation Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$9.70	$10.40	$10.00
Income From Investment Operations:
Net investment income	0.09[2]	0.12	0.10[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.72)	(0.63)	0.33
TOTAL FROM INVESTMENT OPERATIONS	(0.63)	(0.51)	0.43
Less Distributions:
Distributions from net investment income	(0.16)	(0.12)	(0.03)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.07)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.19)	(0.03)
Net Asset Value, End of Period	$8.91	$9.70	$10.40
Total Return[3]	(6.62)%	(5.03)%	4.30%
Ratios to Average Net Assets:
Net expenses	0.86%[4]	0.94%	0.98%[4]
Net investment income	2.01%[4]	1.23%	1.11%[4]
Expense waiver/reimbursement[5]	6.56%[4]	5.82%	7.68%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$378	$396	$270
Portfolio turnover	33%	92%	95%
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$9.72	$10.42	$10.00
Income From Investment Operations:
Net investment income	0.10	0.15	0.13[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(0.71)	(0.65)	0.32
TOTAL FROM INVESTMENT OPERATIONS	(0.61)	(0.50)	0.45
Less Distributions:
Distributions from net investment income	(0.18)	(0.13)	(0.03)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.07)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.20)	(0.03)
Net Asset Value, End of Period	$8.93	$9.72	$10.42
Total Return[3]	(6.39)%	(4.91)%	4.50%
Ratios to Average Net Assets:
Net expenses	0.66%[4]	0.72%	0.73%[4]
Net investment income	2.21%[4]	1.43%	1.45%[4]
Expense waiver/reimbursement[5]	6.56%[4]	5.82%	9.09%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,409	$4,788	$4,125
Portfolio turnover	33%	92%	95%
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2016 (unaudited)
Assets:
Total investment in securities, at value including $2,866,043 of investment in affiliated holdings (Note 5) (identified cost $4,840,468)		$4,733,382
Cash denominated in foreign currencies (identified cost $27,994)		27,015
Restricted cash (Note 2)		45,415
Income receivable		3,434
Receivable for investments sold		4,661
Receivable for shares sold		2,835
Receivable for daily variation margin on futures contracts		6,619
Prepaid expenses		385
TOTAL ASSETS		4,823,746
Liabilities:
Payable for investments purchased	$3,591
Payable to adviser (Note 5)	1,256
Payable for auditing fees	14,844
Payable for legal fees	2,830
Payable for portfolio accounting fees	13,806
Payable for other service fees (Notes 2 and 5)	389
TOTAL LIABILITIES		36,716
Net assets for 536,415 shares outstanding		$4,787,030
Net Assets Consist of:
Paid-in capital		$5,493,801
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(151,732)
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(570,646)
Undistributed net investment income		15,607
TOTAL NET ASSETS		$4,787,030
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($377,736 ÷ 42,379 shares outstanding), no par value, unlimited shares authorized		$8.91
Offering price per share (100/94.50 of $8.91)		$9.43
Redemption proceeds per share		$8.91
Institutional Shares:
Net asset value per share ($4,409,294 ÷ 494,036 shares outstanding), no par value, unlimited shares authorized		$8.93
Offering price per share		$8.93
Redemption proceeds per share		$8.93
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2016 (unaudited)
Investment Income:
Dividends (including $43,807 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $128)			$68,778
Investment income allocated from affiliated partnership (Note 5)			803
Interest			17
TOTAL INCOME			69,598
Expenses:
Investment adviser fee (Note 5)		$18,176
Administrative fee (Note 5)		64,053
Custodian fees		12,932
Transfer agent fee		2,360
Directors'/Trustees' fees (Note 5)		308
Auditing fees		14,844
Legal fees		3,159
Portfolio accounting fees		28,000
Other service fees (Notes 2 and 5)		382
Share registration costs		19,533
Printing and postage		8,800
Miscellaneous (Note 5)		2,838
EXPENSES BEFORE ALLOCATION		175,385
Expenses allocated from affiliated partnership (Note 2)		9
TOTAL EXPENSES		175,394
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(18,176)
Reimbursements of other operating expenses	(140,767)
TOTAL WAIVER AND REIMBURSEMENTS		(158,943)
Net expenses			16,451
Net investment income			53,147
Semi-Annual Shareholder Report
15

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(61,727) on sales of investments in affiliated holdings (Note 5))	(218,277)
Net realized loss on futures contracts	(38,782)
Net realized gain on written options	9,501
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(596)
Realized gain distribution from affiliated investment company shares (Note 5)	572
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(96,506)
Net change in unrealized depreciation of futures contracts	(42,240)
Net change in unrealized appreciation of written options	(1,107)
Net realized and unrealized loss on investments, futures contracts, written options and foreign currency transactions	(387,435)
Change in net assets resulting from operations	$(334,288)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2016	Year Ended 10/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,147	$74,485
Net realized loss on investments, including allocation from affiliated partnership, futures contracts, written options and foreign currency transactions	(247,582)	(314,102)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	(139,853)	(40,890)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(334,288)	(280,507)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,508)	(4,534)
Institutional Shares	(86,121)	(55,140)
Distributions from net realized gain on investments, futures contracts, written option transactions and foreign currency transactions
Class A Shares	—	(2,215)
Institutional Shares	—	(24,694)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(92,629)	(86,583)
Share Transactions:
Proceeds from sale of shares	27,200	1,366,630
Net asset value of shares issued to shareholders in payment of distributions declared	77,351	85,855
Cost of shares redeemed	(74,929)	(296,545)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,622	1,155,940
Change in net assets	(397,295)	788,850
Net Assets:
Beginning of period	5,184,325	4,395,475
End of period (including undistributed net investment income of $15,607 and $55,089, respectively)	$4,787,030	$5,184,325
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) each became registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Managed Risk Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
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securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and other service fees unique to that class. The detail of total fund expense waiver and reimbursements of $158,943 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$382
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $314,232 and $867,390, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage duration and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to increase return and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at October 31, 2015	38	$2,817
Contracts written	137	8,768
Contracts boughtback	(175)	(11,585)
Outstanding at April 30, 2016	—	$—
The average market value of purchased put and call options held by the Fund throughout the period was $37,394. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written options held by the Fund throughout the period was $312. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	191*
Equity contracts	Receivable for daily variation margin on futures contracts	$(43,858)*
Equity contracts	Purchased options, at value	$7,824
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(35,843)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six months ended April 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$(2,461)	$(18,409)	$9,501	$(11,369)
Equity contracts	(36,321)	(36,290)	—	(72,611)
TOTAL	$(38,782)	$(54,699)	$9,501	$(83,980)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$2,506	$3,016	$(1,107)	$4,415
Equity contracts	(44,746)	(75,009)	—	(119,755)
TOTAL	$(42,240)	$(71,993)	$(1,107)	$(115,340)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,865	$27,134	43,380	$450,630
Shares issued to shareholders in payment of distributions declared	695	6,508	650	6,747
Shares redeemed	(2,008)	(18,791)	(29,165)	(296,439)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,552	$14,851	14,865	$160,938

	Six Months Ended 4/30/2016		Year Ended 10/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7	$66	88,799	$916,000
Shares issued to shareholders in payment of distributions declared	7,568	70,843	7,614	79,108
Shares redeemed	(5,948)	(56,138)	(10)	(106)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,627	$14,771	96,403	$995,002
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,179	$29,622	111,268	$1,155,940
4. FEDERAL TAX INFORMATION
At April 30, 2016, the cost of investments for federal tax purposes was $4,840,441. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $107,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $138,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $245,947.
At October 31, 2015, the Fund had a capital loss carryforward of $275,030 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$162,549	$112,481	$275,030
As of October 31, 2015, for federal income tax purposes, the Fund has $14,404 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2016, the Co-Advisers voluntarily waived $13,519 of their fee and voluntarily reimbursed $140,767 of other operating expenses. Prior to August 20, 2014, Federated Global Investment Management Corp. acted as the sole Adviser to the Fund, with Federated Investment Management Company and Federated Equity Management Company of Pennsylvania acting as Sub-Advisers.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2016, the annualized fee paid to FAS was 2.643% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2016, FSC retained $144 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended April 30, 2016, FSSC did not receive any of the other service fees disclosed in Note 2.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2016, the Co-Advisers reimbursed $4,657. Transactions involving the affiliated holdings during the six months ended April 30, 2016, were as follows:
	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend Income/ Allocated Investment Income	Capital Gain Distribu- tions/ Allocated Net Realized Gain/ (Loss)
Emerging Markets Fixed Income Core Fund	705	329	—	1,034	$37,265	$803	$(596)
Federated Bank Loan Core Fund	2,914	1,194	(1,176)	2,932	$28,972	$654	$—
Federated Emerging Markets Equity Fund, Institutional Shares	12,198	1,166	(1,805)	11,559	$94,552	$832	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	321,370	1,261,430	(1,132,659)	450,141	$450,141	$628	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	49,953	16,759	(16,243)	50,469	$471,381	$7,734	$561
Federated International Leaders Fund, Class R6 Shares	28,670	1,882	(6,134)	24,418	$720,088	$15,005	$—
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	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2016	Value	Dividend Income/ Allocated Investment Income	Capital Gain Distribu- tions/ Allocated Net Realized Gain/ (Loss)
Federated Kaufmann Large Cap Fund, Class R6 Shares	8,206	948	(1,506)	7,648	$141,705	$11	$11
Federated Mortgage Core Portfolio	15,908	5,916	(3,207)	18,617	$185,989	$2,617	$—
Federated Project and Trade Finance Core Fund	61,028	1,246	(6,627)	55,647	$518,626	$11,632	$—
Federated Prudent Bear Fund, Institutional Shares	34,500	3,348	(34,500)	3,348	$71,815	$—	$—
High Yield Bond Portfolio	26,519	2,454	(5,080)	23,893	$145,509	$4,694	$—
TOTAL OF AFFLIATED TRANS ACTIONS	561,971	1,296,672	(1,208,937)	649,706	$2,866,043	$44,610	$24
Affiliated Shares of Beneficial Interest
As of April 30, 2016, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Co-Advisers.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2016, were as follows:
Purchases	$1,475,942
Sales	$1,859,276
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2016, there were no outstanding loans. During the six months ended April 30, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$933.80	$4.13
Institutional Shares	$1,000	$936.10	$3.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.59	$4.32
Institutional Shares	$1,000	$1,021.58	$3.32
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.86%
Institutional Shares	0.66%
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Evaluation and Approval of Advisory Contract–May 2015
Federated managed risk fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract, under which three Federated entities will serve as co-advisers to the Fund (“Co-Advisers”), for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Co-Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in
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its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rational for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Co-Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent that specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include
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a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. The Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of, the level of resources and services provided by each Co-Adviser toward the management of the Fund.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Co-Advisers and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products.
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Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being undertaken by the Co-Advisers. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172156
CUSIP 314172149
Q451901 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2016